UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

October 31, 2012

Consolidated Portfolio of Investments

Foreign Government Bonds — 32.9%

Security	Principal Amount		Value

Albania — 0.4%
Republic of Albania, 7.50%, 11/4/15	EUR	24,274,000	$32,115,582

Total Albania			$32,115,582

Bermuda — 0.3%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	16,113,000	$19,043,777

Total Bermuda			$19,043,777

Brazil — 3.8%
Nota do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	506,893,992	$272,977,615

Total Brazil			$272,977,615

Costa Rica — 0.0%(3)
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	1,430,564,178	$2,213,733
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	159,480,143	301,918

Total Costa Rica			$2,515,651

Cyprus — 0.7%
Republic of Cyprus, 3.75%, 6/3/13	EUR	24,090,000	$28,882,421
Republic of Cyprus, 3.75%, 11/1/15	EUR	5,360,000	5,249,426
Republic of Cyprus, 4.375%, 7/15/14	EUR	1,700,000	1,854,207
Republic of Cyprus, 4.625%, 2/3/20	EUR	13,850,000	11,875,029

Total Cyprus			$47,861,083

Dominican Republic — 0.0%(3)
Dominican Republic "Bonos Internos" Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(4)	DOP	118,000,000	$3,024,763

Total Dominican Republic			$3,024,763

Georgia — 0.9%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	12,000,000	$7,212,698
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	19,393,000	11,757,931
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	5,577,000	3,438,620
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	14,630,000	9,006,330
Georgia Treasury Bond, 9.50%, 11/17/13	GEL	1,000,000	617,645
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	1,600,000	1,032,352
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	6,000,000	4,049,959
Georgia Treasury Bond, 12.00%, 6/15/13	GEL	1,000,000	622,016
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	778,000	504,777
Georgia Treasury Bond, 12.00%, 12/15/14	GEL	1,500,000	989,256
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	4,000,000	2,708,125
Georgia Treasury Bond, 12.20%, 5/13/13	GEL	6,895,000	4,275,041

Security	Principal Amount		Value

Georgia (continued)
Georgia Treasury Bond, 12.50%, 4/14/13	GEL	7,196,000	$4,452,600
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	10,400,000	6,374,284
Georgia Treasury Bond, 13.00%, 3/15/14	GEL	2,500,000	1,624,077
Georgia Treasury Bond, 13.80%, 12/16/12	GEL	5,788,000	3,520,872

Total Georgia			$62,186,583

Germany — 2.0%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000,000	$22,762,956
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	66,600,000	123,890,523

Total Germany			$146,653,479

Hungary — 1.9%
National Bank of Hungary, 8.875%, 11/1/13	USD	14,320,000	$14,703,678
Republic of Hungary, 3.50%, 7/18/16	EUR	39,283,000	49,057,161
Republic of Hungary, 4.375%, 7/4/17	EUR	33,420,000	42,351,770
Republic of Hungary, 4.50%, 1/29/14	EUR	19,886,000	26,109,790
Republic of Hungary, 5.50%, 5/6/14	GBP	2,983,000	4,886,021

Total Hungary			$137,108,420

Mexico — 3.2%
Mexican Bonos, 7.00%, 6/19/14	MXN	1,253,707,000	$99,312,093
Mexican Bonos, 8.00%, 12/19/13	MXN	797,010,000	63,086,561
Mexican Bonos, 9.00%, 6/20/13	MXN	918,355,000	72,049,067

Total Mexico			$234,447,721

New Zealand — 5.8%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	33,390,000	$30,597,900
New Zealand Government Bond, 5.50%, 4/15/23	NZD	177,883,000	171,863,125
New Zealand Government Bond, 6.00%, 12/15/17	NZD	33,390,000	31,618,449
New Zealand Government Bond, 6.00%, 5/15/21	NZD	183,930,000	181,505,540

Total New Zealand			$415,585,014

Nigeria — 0.1%
Nigeria Treasury Bond, 16.39%, 1/27/22	NGN	1,392,230,000	$10,308,761

Total Nigeria			$10,308,761

Philippines — 1.4%
Republic of the Philippines, 6.25%, 1/14/36	PHP	3,078,000,000	$87,839,448
Republic of the Philippines, 8.75%, 3/3/13	PHP	456,650,000	11,389,269

Total Philippines			$99,228,717

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Principal Amount		Value

Poland — 0.2%
Republic of Poland, 3.00%, 3/17/23	USD	10,886,000	$10,799,750

Total Poland			$10,799,750

Serbia — 3.4%
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	5,500,190,000	$62,293,709
Serbia Treasury Bill, 0.00%, 1/24/13	RSD	235,430,000	2,607,589
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	1,297,380,000	14,013,628
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	2,814,850,000	30,234,200
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	358,540,000	3,751,971
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	4,365,640,000	43,871,647
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	420,000,000	4,194,998
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	784,600,000	7,716,086
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	791,300,000	7,604,488
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	4,181,000,000	39,513,099
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	765,280,000	7,186,107
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	996,190,000	10,046,146
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	1,412,950,000	13,976,609

Total Serbia			$247,010,277

Slovenia — 0.5%
Republic of Slovenia, 4.125%, 1/26/20	EUR	300,000	$361,237
Republic of Slovenia, 4.375%, 1/18/21(5)	EUR	2,550,000	3,060,598
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	32,882,000	33,007,491

Total Slovenia			$36,429,326

Sri Lanka — 1.0%
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	36,130,000	$40,646,250
Republic of Sri Lanka, 6.25%, 10/4/20(5)	USD	1,010,000	1,136,250
Sri Lanka Government Bond, 8.50%, 1/15/13	LKR	3,173,380,000	24,224,745
Sri Lanka Government Bond, 10.50%, 4/1/13	LKR	702,670,000	5,363,786

Total Sri Lanka			$71,371,031

Turkey — 5.6%
Turkey Government Bond, 0.00%, 11/7/12	TRY	332,032,400	$185,124,965
Turkey Government Bond, 0.00%, 2/20/13	TRY	136,610,000	74,905,721
Turkey Government Bond, 3.00%, 1/6/21(2)	TRY	42,135,120	25,751,199
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	187,966,192	121,063,860

Total Turkey			$406,845,745

Uruguay — 0.7%
Monetary Regulation Bill, 0.00%, 1/11/13	UYU	94,370,000	$4,689,931
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	181,000,000	8,496,818
Monetary Regulation Bill, 0.00%, 9/9/13	UYU	174,900,000	8,159,258

Security	Principal Amount		Value

Uruguay (continued)
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	27,474,442	$1,357,884
Republic of Uruguay, 4.375%, 12/15/28(2)	UYU	236,640,615	14,270,328
Uruguay Notas Del Teso, 10.25%, 8/22/15	UYU	228,360,000	11,764,876

Total Uruguay			$48,739,095

Venezuela — 1.0%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(5)	USD	24,459,000	$17,610,480
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(5)	USD	43,665,000	38,752,687
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(5)	USD	13,997,000	14,241,948

Total Venezuela			$70,605,115

Total Foreign Government Bonds (identified cost $2,317,555,054)			$2,374,857,505

Foreign Corporate Bonds & Notes — 0.1%

Security		Principal Amount	Value

Chile — 0.1%
JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(2)	USD	3,802,602	$3,876,433

Total Chile (identified cost $3,000,000)			$3,876,433

Total Foreign Corporate Bonds & Notes (identified cost $3,000,000)			$3,876,433

Debt Obligations – United States — 27.2%

Corporate Bonds & Notes — 0.0%(3)

Security		Principal Amount	Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$674,836

Total Corporate Bonds & Notes (identified cost $524,584)			$674,836

Collateralized Mortgage Obligations — 1.5%
Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$253,084	$294,154
Series 1548, Class Z, 7.00%, 7/15/23		281,042	319,808

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 1650, Class K, 6.50%, 1/15/24	$1,754,758	$1,911,554
Series 1817, Class Z, 6.50%, 2/15/26	231,915	250,864
Series 1927, Class ZA, 6.50%, 1/15/27	882,526	957,657
Series 2127, Class PG, 6.25%, 2/15/29	1,150,432	1,219,749
Series 2344, Class ZD, 6.50%, 8/15/31	1,762,994	1,959,236
Series 2458, Class ZB, 7.00%, 6/15/32	2,770,969	3,192,384

		$10,105,406

Federal National Mortgage Association:
Series 1992-180, Class F, 1.369%, 10/25/22(6)	$1,012,804	$1,032,080
Series 1993-16, Class Z, 7.50%, 2/25/23	994,695	1,153,533
Series 1993-79, Class PL, 7.00%, 6/25/23	701,619	806,508
Series 1993-104, Class ZB, 6.50%, 7/25/23	270,190	309,567
Series 1993-121, Class Z, 7.00%, 7/25/23	4,040,479	4,686,830
Series 1993-141, Class Z, 7.00%, 8/25/23	772,637	896,655
Series 1994-42, Class ZQ, 7.00%, 4/25/24	4,702,066	5,454,251
Series 1994-79, Class Z, 7.00%, 4/25/24	876,832	1,023,789
Series 1994-89, Class ZQ, 8.00%, 7/25/24	676,400	803,302
Series 1996-35, Class Z, 7.00%, 7/25/26	219,943	256,162
Series 1998-16, Class H, 7.00%, 4/18/28	652,187	764,695
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,143,484	1,328,894
Series 1999-25, Class Z, 6.00%, 6/25/29	1,564,759	1,753,479
Series 2000-2, Class ZE, 7.50%, 2/25/30	302,325	359,057
Series 2000-49, Class A, 8.00%, 3/18/27	826,429	990,584
Series 2001-31, Class ZA, 6.00%, 7/25/31	10,448,254	11,715,243
Series 2001-37, Class GA, 8.00%, 7/25/16	64,981	69,534
Series 2001-74, Class QE, 6.00%, 12/25/31	3,659,360	4,100,602
Series 2009-48, Class WA, 5.86%, 7/25/39(7)	11,269,571	12,780,039
Series 2011-38, Class SA, 12.868%, 5/25/41(8)	15,761,005	17,746,385
Series G48, Class Z, 7.10%, 12/25/21	856,800	969,515
Series G92-60, Class Z, 7.00%, 10/25/22	1,931,258	2,164,083
Series G93-1, Class K, 6.675%, 1/25/23	1,235,975	1,406,887
Series G93-31, Class PN, 7.00%, 9/25/23	3,777,336	4,349,728
Series G93-41, Class ZQ, 7.00%, 12/25/23	7,765,405	8,949,777
Series G94-7, Class PJ, 7.50%, 5/17/24	1,216,894	1,430,084

		$87,301,263

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$866,992	$984,274
Series 1996-22, Class Z, 7.00%, 10/16/26	693,459	792,393
Series 1999-42, Class Z, 8.00%, 11/16/29	1,941,967	2,244,875
Series 2000-21, Class Z, 9.00%, 3/16/30	2,796,966	3,490,262

Security	Principal Amount	Value

Government National Mortgage Association: (continued)
Series 2001-35, Class K, 6.45%, 10/26/23	$280,422	$317,133
Series 2002-48, Class OC, 6.00%, 9/16/30	667,881	674,098

		$8,503,035

Total Collateralized Mortgage Obligations (identified cost $98,486,674)		$105,909,704

Commercial Mortgage-Backed Securities — 0.4%

Security	Principal Amount	Value
JPMCC, Series 2005-LDP5, Class AM, 5.242%, 12/15/44(7)	$9,960,000	$11,059,773
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(7)	3,745,488	3,906,439
WBCMT, Series 2004-C12, Class MAD, 5.262%, 7/15/41(1)(7)	9,465,875	9,926,385
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(7)	6,000,000	6,540,591

Total Commercial Mortgage-Backed Securities (identified cost $29,387,052)		$31,433,188

Mortgage Pass-Throughs — 20.5%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.90%, with maturity at 2035(9)	$5,784,156	$6,160,768
3.274%, with maturity at 2029(9)	1,075,512	1,103,702
3.504%, with maturity at 2023(9)	281,951	297,909
4.315%, with maturity at 2030(9)	1,510,219	1,648,462
4.50%, with maturity at 2018	2,899,921	3,102,654
5.00%, with various maturities to 2019	3,465,327	3,737,165
5.50%, with various maturities to 2019	10,239,455	10,972,408
6.00%, with various maturities to 2035(10)	60,842,167	68,762,931
6.50%, with various maturities to 2033	52,083,158	60,987,891
6.60%, with maturity at 2030	2,559,187	3,121,041
7.00%, with various maturities to 2036	50,590,437	60,055,906
7.31%, with maturity at 2026	247,033	301,173
7.50%, with various maturities to 2035	27,602,774	33,221,231
7.95%, with maturity at 2022	406,384	485,307
8.00%, with various maturities to 2031	7,402,289	9,242,407
8.15%, with maturity at 2021	198,691	235,058
8.30%, with maturity at 2021	62,225	72,165
8.47%, with maturity at 2018	102,196	112,295
8.50%, with various maturities to 2028	1,012,897	1,240,085
9.00%, with various maturities to 2027	1,838,139	2,198,700

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
9.50%, with maturity at 2027	$233,365	$288,969
9.75%, with maturity at 2016	3,580	4,045
10.00%, with various maturities to 2020	554,550	635,689
10.50%, with maturity at 2021	336,193	392,718
11.00%, with maturity at 2016	365,706	397,406

		$268,778,085

Federal National Mortgage Association:
2.275%, with maturity at 2028(9)	$248,687	$262,645
2.323%, with maturity at 2022(9)	1,915,618	1,978,809
2.329%, with maturity at 2027(9)	387,884	402,395
2.344%, with various maturities to 2038(9)	27,020,716	28,395,455
2.366%, with various maturities to 2033(9)	20,376,153	21,267,775
2.405%, with maturity at 2035(9)	5,251,869	5,478,992
2.494%, with maturity at 2025(9)	1,346,713	1,407,548
2.694%, with maturity at 2024(9)	944,607	992,059
3.357%, with maturity at 2023(9)	133,028	139,267
3.664%, with maturity at 2034(9)	3,642,611	3,976,048
3.798%, with maturity at 2035(9)	11,997,238	13,095,442
4.154%, with maturity at 2035(9)	9,948,587	10,859,261
5.00%, with various maturities to 2018	4,083,611	4,429,632
5.50%, with various maturities to 2023(10)	17,191,997	18,563,039
6.00%, with various maturities to 2038(10)	419,471,384	468,673,230
6.325%, with maturity at 2032(9)	3,739,383	4,081,678
6.50%, with various maturities to 2036	165,125,005	188,395,113
7.00%, with various maturities to 2036	125,096,408	148,836,946
7.007%, with maturity at 2025(9)	143,101	153,923
7.50%, with various maturities to 2037	87,694,415	106,609,967
8.00%, with various maturities to 2030	6,474,657	7,886,140
8.50%, with various maturities to 2037	10,504,244	13,527,892
9.00%, with various maturities to 2032	3,246,445	3,942,510
9.089%, with maturity at 2028(7)	448,707	508,149
9.50%, with various maturities to 2031	2,748,190	3,404,695
10.50%, with maturity at 2029	303,525	362,327
10.631%, with maturity at 2027(7)	444,466	512,579
11.00%, with maturity at 2016	10,615	11,145
11.50%, with maturity at 2031	414,031	500,068

		$1,058,654,729

Government National Mortgage Association:
2.00%, with maturity at 2024(9)	$572,023	$600,742
6.00%, with various maturities to 2033	52,647,674	61,068,623
6.50%, with various maturities to 2032	5,620,126	6,597,292
7.00%, with various maturities to 2035	44,124,565	53,364,219
7.50%, with various maturities to 2031	7,097,693	8,414,992
7.75%, with maturity at 2019	31,469	36,924
8.00%, with various maturities to 2034	17,387,515	20,954,969

Security	Principal Amount	Value

Government National Mortgage Association: (continued)
8.30%, with various maturities to 2020	$95,426	$106,814
8.50%, with various maturities to 2021	912,198	1,021,275
9.00%, with various maturities to 2025	370,437	441,877
9.50%, with various maturities to 2026	1,344,152	1,716,972

		$154,324,699

Total Mortgage Pass-Throughs (identified cost $1,428,476,428)		$1,481,757,513

U.S. Government Agency Obligations — 4.8%

Security	Principal Amount	Value
Federal Home Loan Bank:
4.125%, 12/13/19(10)	$20,000,000	$23,756,420
4.125%, 3/13/20(10)	65,000,000	77,116,130
4.625%, 9/11/20	19,325,000	23,790,911
5.25%, 12/11/20(10)	11,545,000	14,774,379
5.25%, 12/9/22(10)	14,850,000	19,394,516
5.365%, 9/9/24	12,700,000	16,881,843
5.375%, 9/30/22	49,780,000	65,248,139
5.375%, 8/15/24(10)	22,000,000	29,135,172
5.625%, 6/11/21(10)	12,850,000	16,815,613
5.75%, 6/12/26	14,850,000	20,233,749

		$307,146,872

United States Agency for International Development — Israel:
5.50%, 12/4/23	$5,000,000	$6,618,625
5.50%, 4/26/24	22,500,000	29,958,435

		$36,577,060

Total U.S. Government Agency Obligations (identified cost $291,217,758)		$343,723,932

U.S. Treasury Obligations — 0.0%(3)

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(10)	$1,500,000	$2,271,562

Total U.S. Treasury Obligations (identified cost $1,711,796)		$2,271,562

Total Debt Obligations — United States (identified cost $1,849,804,292)		$1,965,770,735

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Common Stocks — 0.7%

Security	Shares	Value

France — 0.1%
Sanofi	45,475	$3,993,951
Total SA	78,766	3,967,460

Total France		$7,961,411

Germany — 0.5%
Deutsche EuroShop AG	286,649	$11,715,344
Deutsche Wohnen AG	619,567	11,346,914
GSW Immobilien AG	280,052	11,511,328

Total Germany		$34,573,586

Luxembourg — 0.1%
GAGFAH SA(11)	990,107	$11,268,268

Total Luxembourg		$11,268,268

Total Common Stocks (identified cost $46,106,908)		$53,803,265

Precious Metals — 6.7%

Description	Troy Ounces	Value

Gold(11)	184,663	$317,884,341
Platinum(11)	104,260	163,661,884

Total Precious Metals (identified cost $473,601,481)		$481,546,225

Currency Call Options Purchased — 0.2%

Description	Counterparty	Principal Amount of Contracts (000's omitted)		Strike Price	Expiration Date	Value

Indian Rupee	Australia and New Zealand Banking Group Limited	INR	2,863,000	INR 54.00	8/12/13	$965,421
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	1,762,000	INR 54.00	8/12/13	594,157
Indian Rupee	Bank of America	INR	4,068,093	INR 52.00	5/6/13	564,822
Indian Rupee	Bank of America	INR	3,709,482	INR 52.00	5/6/13	515,031
Indian Rupee	Bank of America	INR	3,921,500	INR 55.00	7/1/13	1,811,566
Indian Rupee	Bank of America	INR	2,904,000	INR 54.00	8/12/13	979,246
Indian Rupee	Bank of America		INR 3,432,000	INR 55.00	8/16/13	1,579,058

Description	Counterparty	Principal Amount of Contracts (000's omitted)	Strike Price	Expiration Date	Value

Indian Rupee	Barclays Bank PLC	INR 4,073,798	INR 52.00	5/6/13	$565,614
Indian Rupee	Barclays Bank PLC	INR 2,920,000	INR 54.00	8/12/13	984,642
Indian Rupee	Deutsche Bank	INR 3,211,300	INR 51.00	5/8/13	281,283
Indian Rupee	Deutsche Bank	INR 2,570,000	INR 54.00	8/12/13	866,620
Indian Rupee	Goldman Sachs International	INR 3,725,500	INR 51.00	5/8/13	326,323
Indian Rupee	Goldman Sachs International	INR 3,267,000	INR 55.00	7/1/13	1,509,215
Indian Rupee	Goldman Sachs International	INR 1,700,000	INR 54.00	8/12/13	573,250
Indian Rupee	Goldman Sachs International	INR 2,185,000	INR 55.00	8/19/13	1,011,570
Indian Rupee	HSBC Bank USA	INR 3,847,800	INR 53.00	7/3/13	891,514
Indian Rupee	JPMorgan Chase Bank	INR 3,280,700	INR 53.00	7/3/13	760,120
Indian Rupee	JPMorgan Chase Bank	INR 1,951,000	INR 54.00	8/12/13	657,889
Indian Rupee	JPMorgan Chase Bank	INR 1,538,000	INR 54.00	8/12/13	518,623
Indian Rupee	Standard Chartered Bank	INR 3,304,700	INR 52.00	5/6/13	458,831
Indian Rupee	Standard Chartered Bank	INR 2,183,600	INR 53.00	7/3/13	505,928

Total Currency Call Options Purchased (identified cost $14,123,815)					$16,920,723

Currency Put Options Purchased — 0.0%(3)

Description	Counterparty	Principal Amount of Contracts (000's omitted)	Strike Price	Expiration Date	Value

Yuan Offshore Renminbi	Barclays Bank PLC	CNH 449,995	CNH 6.50	5/20/13	$170,438
Yuan Offshore Renminbi	Citibank NA	CNH 425,666	CNH 6.50	5/20/13	161,223
Yuan Offshore Renminbi	HSBC Bank USA	CNH 481,026	CNH 6.50	5/20/13	182,191
Yuan Offshore Renminbi	Standard Chartered Bank	CNH 403,052	CNH 6.50	5/20/13	152,658

Total Currency Put Options Purchased (identified cost $2,323,291)					$666,510

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Interest Rate Swaptions — 0.0%(3)

Description	Counterparty	Expiration Date	Notional Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$99,600,000	$1,311,533

Total Interest Rate Swaptions (identified cost $6,205,080)				$1,311,533

Put Options Purchased — 0.1%

Description	Counterparty	Number of Contracts (000's omitted)	Strike Price		Expiration Date	Value

Brent Crude Oil Future 9/2013	Not Applicable	1,360	USD	95.00	8/12/13	$9,520,000
KOSPI 200 Index	Bank of America	134,100	KRW	200.00	12/13/12	7,188

Total Put Options Purchased (identified cost $11,154,843)						$9,527,188

Short-Term Investments — 40.0%

Foreign Government Securities — 23.9%

Security	Principal Amount (000's omitted)		Value

Croatia — 1.3%
Croatia Treasury Bill, 0.00%, 11/8/12	EUR	2,368	$3,067,763
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	7,010	9,077,688
Croatia Treasury Bill, 0.00%, 11/22/12	EUR	3,672	4,752,492
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	9,109	11,782,826
Croatia Treasury Bill, 0.00%, 1/24/13	EUR	7,340	9,451,779
Croatia Treasury Bill, 0.00%, 1/31/13	EUR	3,436	4,424,624
Croatia Treasury Bill, 0.00%, 2/7/13	EUR	3,637	4,680,524
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	6,953	8,930,882
Croatia Treasury Bill, 0.00%, 3/7/13	EUR	5,000	6,418,148
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	7,111	9,121,894
Croatia Treasury Bill, 0.00%, 3/28/13	EUR	7,396	9,474,872
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	7,050	9,027,444

Total Croatia			$90,210,936

Georgia — 0.8%
Bank of Georgia Promissory Note, 7.00%, 3/9/13	USD	12,265	$12,456,606
Bank of Georgia Promissory Note, 7.75%, 2/22/13	USD	17,671	17,964,295

Security	Principal Amount (000's omitted)		Value

Georgia (continued)
Bank of Georgia Promissory Note, 8.25%, 12/21/12	USD	11,970	$12,083,085
Georgia Treasury Bill, 0.00%, 1/17/13	GEL	2,000	1,189,834
Georgia Treasury Bill, 0.00%, 3/14/13	GEL	10,840	6,384,852
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	9,290	5,399,268
Georgia Treasury Bill, 0.00%, 7/18/13	GEL	8,033	4,623,885

Total Georgia			$60,101,825

Hong Kong — 3.5%
Hong Kong Treasury Bill, 0.00%, 11/7/12	HKD	980,000	$126,446,857
Hong Kong Treasury Bill, 0.00%, 1/30/13	HKD	969,500	125,010,902

Total Hong Kong			$251,457,759

Malaysia — 5.2%
Bank Negara Monetary Note, 0.00%, 11/6/12	MYR	200,519	$65,804,335
Bank Negara Monetary Note, 0.00%, 11/8/12	MYR	114,837	37,679,907
Bank Negara Monetary Note, 0.00%, 11/22/12	MYR	111,725	36,617,362
Bank Negara Monetary Note, 0.00%, 11/29/12	MYR	69,314	22,705,772
Bank Negara Monetary Note, 0.00%, 12/13/12	MYR	209,738	68,627,917
Bank Negara Monetary Note, 0.00%, 12/20/12	MYR	88,472	28,932,369
Bank Negara Monetary Note, 0.00%, 1/10/13	MYR	143,394	46,814,067
Bank Negara Monetary Note, 0.00%, 2/7/13	MYR	99,282	32,345,119
Bank Negara Monetary Note, 0.00%, 2/19/13	MYR	113,214	36,846,748

Total Malaysia			$376,373,596

Mexico — 1.1%
Mexico Cetes, 0.00%, 2/7/13	MXN	952,227	$71,875,903
Mexico Cetes, 0.00%, 2/21/13	MXN	129,351	9,744,791

Total Mexico			$81,620,694

Nigeria — 4.6%
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	1,644,681	$10,053,202
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	7,547,170	45,783,495
Nigeria Treasury Bill, 0.00%, 3/28/13	NGN	2,761,000	16,720,640
Nigeria Treasury Bill, 0.00%, 4/4/13	NGN	8,032,600	48,525,501
Nigeria Treasury Bill, 0.00%, 4/11/13	NGN	2,138,000	12,820,152
Nigeria Treasury Bill, 0.00%, 4/25/13	NGN	1,467,500	8,761,289
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	3,668,200	21,815,693
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	1,253,000	7,439,729
Nigeria Treasury Bill, 0.00%, 6/27/13	NGN	1,000,000	5,840,825
Nigeria Treasury Bill, 0.00%, 8/8/13	NGN	862,737	4,960,849
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	26,180,000	149,007,306
Nigeria Treasury Bill, 0.00%, 9/26/13	NGN	316,884	1,793,665

Total Nigeria			$333,522,346

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value

Philippines — 1.1%
Philippine Treasury Bill, 0.00%, 11/7/12	PHP	74,070	$1,797,944
Philippine Treasury Bill, 0.00%, 11/21/12	PHP	273,260	6,630,346
Philippine Treasury Bill, 0.00%, 1/2/13	PHP	160,410	3,889,332
Philippine Treasury Bill, 0.00%, 1/30/13	PHP	74,120	1,797,646
Philippine Treasury Bill, 0.00%, 2/6/13	PHP	193,656	4,695,729
Philippine Treasury Bill, 0.00%, 2/20/13	PHP	24,740	599,825
Philippine Treasury Bill, 0.00%, 3/6/13	PHP	1,173,800	28,450,088
Philippine Treasury Bill, 0.00%, 4/17/13	PHP	60,530	1,465,319
Philippine Treasury Bill, 0.00%, 5/2/13	PHP	134,160	3,246,301
Philippine Treasury Bill, 0.00%, 5/15/13	PHP	22,580	546,153
Philippine Treasury Bill, 0.00%, 7/10/13	PHP	180,240	4,351,154
Philippine Treasury Bill, 0.00%, 7/24/13	PHP	139,930	3,376,471
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	603,050	14,544,487
Philippine Treasury Bill, 0.00%, 9/18/13	PHP	171,260	4,124,320
Philippine Treasury Bill, 0.00%, 10/2/13	PHP	66,800	1,607,846

Total Philippines			$81,122,961

Serbia — 1.7%
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	147,500	$1,638,584
Serbia Treasury Bill, 0.00%, 2/13/13	RSD	2,101,100	23,118,305
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	598,940	6,486,349
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	703,090	7,575,111
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	1,940,860	20,621,859
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	209,100	2,204,859
Serbia Treasury Bill, 0.00%, 6/28/13	RSD	734,800	7,706,107
Serbia Treasury Bill, 0.00%, 7/12/13	RSD	795,400	8,299,444
Serbia Treasury Bill, 0.00%, 9/13/13	RSD	3,921,200	39,993,017
Serbia Treasury Bill, 0.00%, 10/31/13	RSD	670,500	6,721,067

Total Serbia			$124,364,702

South Korea — 0.8%
Korea Monetary Stabilization Bond, 0.00%, 11/6/12	KRW	5,903,930	$5,411,044
Korea Monetary Stabilization Bond, 0.00%, 11/13/12	KRW	22,504,500	20,613,996
Korea Monetary Stabilization Bond, 0.00%, 12/3/12	KRW	10,000,000	9,143,417
Korea Monetary Stabilization Bond, 0.00%, 12/11/12	KRW	16,569,520	15,131,766
Korea Monetary Stabilization Bond, 0.00%, 12/18/12	KRW	4,553,170	4,158,391
Korea Monetary Stabilization Bond, 0.00%, 12/25/12	KRW	6,701,120	6,117,396

Total South Korea			$60,576,010

Security	Principal Amount (000's omitted)		Value

Sri Lanka — 2.8%
Sri Lanka Treasury Bill, 0.00%, 11/2/12	LKR	595,080	$4,567,587
Sri Lanka Treasury Bill, 0.00%, 12/7/12	LKR	1,320,630	10,037,397
Sri Lanka Treasury Bill, 0.00%, 12/21/12	LKR	1,657,480	12,545,997
Sri Lanka Treasury Bill, 0.00%, 12/28/12	LKR	226,620	1,711,818
Sri Lanka Treasury Bill, 0.00%, 1/18/13	LKR	1,483,200	11,136,388
Sri Lanka Treasury Bill, 0.00%, 1/18/13	LKR	1,335,940	10,030,708
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	5,000,000	37,394,626
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	2,171,530	16,240,679
Sri Lanka Treasury Bill, 0.00%, 2/8/13	LKR	331,340	2,472,347
Sri Lanka Treasury Bill, 0.00%, 2/15/13	LKR	659,700	4,910,887
Sri Lanka Treasury Bill, 0.00%, 2/22/13	LKR	1,827,000	13,567,842
Sri Lanka Treasury Bill, 0.00%, 3/1/13	LKR	745,000	5,519,097
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	1,422,520	10,512,996
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	1,501,000	11,092,986
Sri Lanka Treasury Bill, 0.00%, 3/22/13	LKR	1,400,000	10,296,860
Sri Lanka Treasury Bill, 0.00%, 3/29/13	LKR	1,643,490	12,058,213
Sri Lanka Treasury Bill, 0.00%, 4/5/13	LKR	181,720	1,329,998
Sri Lanka Treasury Bill, 0.00%, 4/12/13	LKR	264,450	1,930,718
Sri Lanka Treasury Bill, 0.00%, 8/30/13	LKR	105,900	738,300
Sri Lanka Treasury Bill, 0.00%, 10/4/13	LKR	882,170	6,078,519
Sri Lanka Treasury Bill, 0.00%, 10/18/13	LKR	681,000	4,671,263
Sri Lanka Treasury Bill, 0.00%, 10/25/13	LKR	642,000	4,393,846
Sri Lanka Treasury Bill, 0.00%, 11/1/13	LKR	669,390	4,569,053

Total Sri Lanka			$197,808,125

Uganda — 0.1%
Uganda Treasury Bill, 0.00%, 1/25/13	UGX	17,475,000	$6,620,991

Total Uganda			$6,620,991

Uruguay — 0.9%
Monetary Regulation Bill, 0.00%, 11/5/12	UYU	175,309	$8,867,546
Monetary Regulation Bill, 0.00%, 12/7/12	UYU	129,700	6,506,809
Monetary Regulation Bill, 0.00%, 2/15/13	UYU	32,230	1,587,041
Monetary Regulation Bill, 0.00%, 3/22/13(2)	UYU	228,031	11,481,696
Monetary Regulation Bill, 0.00%, 4/26/13(2)	UYU	239,122	12,020,444
Monetary Regulation Bill, 0.00%, 5/31/13(2)	UYU	320,125	16,085,597
Monetary Regulation Bill, 0.00%, 7/5/13(2)	UYU	105,642	5,299,647

Total Uruguay			$61,848,780

Total Foreign Government Securities (identified cost $1,718,367,632)			$1,725,628,725

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

U.S. Treasury Obligations — 2.1%

Security	Principal Amount (000's omitted)		Value

U.S. Treasury Bill, 0.00%, 11/15/12(10)		$44,420	$44,418,889
U.S. Treasury Bill, 0.00%, 12/13/12(10)		100,000	99,989,500
U.S. Treasury Bill, 0.00%, 1/17/13(10)		10,000	9,998,240

Total U.S. Treasury Obligations (identified cost $154,402,065)			$154,406,629

Repurchase Agreements — 9.0%

Description	Principal Amount (000's omitted)		Value

Bank of America:
Dated 10/17/12 with a maturity date of 11/9/12, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 50,014,618, collateralized by EUR 43,520,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $64,756,053.	EUR	50,018	$64,830,199
Dated 10/24/12 with a maturity date of 12/7/12, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 55,203,624, collateralized by EUR 48,250,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $71,586,329.	EUR	55,210	71,560,489
Dated 10/29/12 with a maturity date of 1/24/13, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of EUR 24,909,005, collateralized by EUR 20,760,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $32,395,118.	EUR	24,947	32,335,418
Dated 10/30/12 with a maturity date of 11/16/12, an interest rate of 0.12% payable by the Portfolio and repurchase proceeds of EUR 75,354,240, collateralized by EUR 65,620,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $97,639,986.	EUR	75,358	97,675,237
Dated 10/30/12 with a maturity date of 1/24/13, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of EUR 17,260,981, collateralized by EUR 14,700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $22,334,861.	EUR	17,287	22,406,794

Description	Principal Amount (000's omitted)		Value

Dated 10/30/12 with a maturity date of 1/24/13, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of EUR 22,602,767, collateralized by EUR 18,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $29,397,741.	EUR	22,637	$29,341,063
Barclays Bank PLC:
Dated 10/24/12 with a maturity date of 11/19/12, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 56,188,624, collateralized by EUR 48,350,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $72,505,768.	EUR	56,192	72,833,707
Citibank NA:
Dated 10/24/12 with a maturity date of 11/29/12, an interest rate of 0.08% payable by the Portfolio and repurchase proceeds of EUR 89,152,928, collateralized by EUR 77,194,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $115,760,295.	EUR	89,159	115,563,475
Nomura International PLC:
Dated 10/15/12 with a maturity date of 11/8/12, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of EUR 14,738,132, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $19,391,430.	EUR	14,739	19,104,572
Dated 10/17/12 with a maturity date of 11/12/12, an interest rate of 0.06% payable by the Portfolio and repurchase proceeds of EUR 65,077,664, collateralized by EUR 57,600,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $84,204,239.	EUR	65,080	84,353,749
Dated 10/24/12 with a maturity date of 1/28/13, an interest rate of 0.07% payable by the Portfolio and repurchase proceeds of EUR 31,015,275, collateralized by EUR 30,900,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $40,372,198.	EUR	31,021	40,207,545

Total Repurchase Agreements (identified cost $652,074,955)			$650,212,248

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Other — 5.0%

Description	Interest (000's omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(12)	$357,358	$357,358,168

Total Other (identified cost $357,358,168)		$357,358,168

Total Short-Term Investments (identified cost $2,882,202,820)		$2,887,605,770

Total Investments — 107.9% (identified cost $7,606,077,584)		$7,795,885,887

Currency Call Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000's omitted)		Strike Price	Expiration Date	Value

Indian Rupee	Bank of America		INR 3,643,326	INR 54.00	8/12/13	$(1,228,552)
Indian Rupee	Citibank NA	INR	3,463,398	INR 54.00	8/12/13	(1,167,879)
Indian Rupee	Deutsche Bank	INR	1,861,654	INR 54.00	8/12/13	(627,761)
Indian Rupee	Goldman Sachs International	INR	3,432,000	INR 55.00	8/16/13	(1,586,714)
Indian Rupee	HSBC Bank USA	INR	3,780,918	INR 54.00	8/12/13	(1,274,948)
Indian Rupee	JPMorgan Chase Bank	INR	2,185,000	INR 55.00	8/19/13	(1,011,570)
Indian Rupee	Nomura International PLC	INR	3,780,918	INR 54.00	8/12/13	(1,274,948)
Indian Rupee	Standard Chartered Bank		INR 1,734,786	INR 54.00	8/12/13	(584,980)

Total Currency Call Options Written (premiums received $17,480,978)						$(8,757,352)

Currency Put Options Written — (0.0)%(3)

Description	Counterparty	Principal Amount of Contracts (000's omitted)	Strike Price	Expiration Date	Value

Indian Rupee	Bank of America	INR 2,317,250	INR 65.00	7/1/13	$(164,893)
Indian Rupee	Goldman Sachs International	INR 1,930,500	INR 65.00	7/1/13	(137,373)
Indian Rupee	HSBC Bank USA	INR 2,323,200	INR 64.00	7/3/13	(209,842)

Description	Counterparty	Principal Amount of Contracts (000's omitted)	Strike Price	Expiration Date	Value

Indian Rupee	JPMorgan Chase Bank	INR 1,980,800	INR 64.00	7/3/13	$(178,915)
Indian Rupee	Standard Chartered Bank	INR 1,318,400	INR 64.00	7/3/13	(119,084)

Total Currency Put Options Written (premiums received $4,089,906)					$(810,107)

Other Assets, Less Liabilities — (7.8)%					$(565,978,740)

Net Assets — 100.0%					$7,220,339,688

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Corp.
MLMT	–	Merrill Lynch Mortgage Trust
WBCMT	–	Wachovia Bank Commercial Mortgage Trust
BRL	–	Brazilian Real
CNH	–	Yuan Offshore Renminbi
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HKD	–	Hong Kong Dollar
INR	–	Indian Rupee
KRW	–	South Korean Won
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
NZD	–	New Zealand Dollar
PHP	–	Philippine Peso
RSD	–	Serbian Dinar
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso

(1)

Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2012, the aggregate value of these securities is $102,623,903 or 1.4% of the Portfolio's net assets.

(2)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Amount is less than 0.05%.

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(6)	Floating-rate security.

(7)	Weighted average fixed-rate coupon that changes/updates monthly.

(8)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2012.

(9)	Adjustable rate mortgage security. Rate shown is the rate at October 31, 2012.

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts and/or securities sold short.

(11)	Non-income producing.

(12)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2012.

Securities Sold Short — (9.9)%

Foreign Government Bonds — (8.9)%

Security		Principal Amount (000's omitted)	Value

Belgium — (1.2)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(57,600)	$(83,943,446)

Total Belgium			$(83,943,446)

France — (5.8)%
Government of France, 3.75%, 4/25/17	EUR	(109,140)	$(159,634,629)
Government of France, 3.75%, 10/25/19	EUR	(48,250)	(71,541,352)
Government of France, 4.00%, 10/25/38	EUR	(125,544)	(188,141,235)

Total France			$(419,317,216)

Germany — (0.5)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(30,900)	$(40,258,080)

Total Germany			$(40,258,080)

Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(19,161,106)

Total Spain			$(19,161,106)

Security		Principal Amount (000's omitted)	Value

Supranational — (1.1)%
European Investment Bank, 3.625%, 1/15/21	EUR	(14,700)	$(21,784,205)
European Investment Bank, 4.25%, 4/15/19	EUR	(20,760)	(31,768,492)
European Investment Bank, 4.625%, 4/15/20	EUR	(18,300)	(28,796,629)

Total Supranational			$(82,349,326)

Total Foreign Government Bonds (proceeds $624,225,765)			$(645,029,174)

Common Stocks — (1.0)%

Security		Shares	Value

China — (1.0)%
Agricultural Bank of China, Ltd., Class H		(43,188,000)	$(18,552,643)
Bank of China, Ltd., Class H		(44,592,000)	(18,268,551)
China Construction Bank Corp., Class H		(24,278,000)	(18,231,548)
Industrial & Commercial Bank of China, Class H		(27,311,000)	(17,984,266)

Total Common Stocks (proceeds $64,332,418)			$(73,037,008)

Total Securities Sold Short (proceeds $688,558,183)			$(718,066,182)

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2012

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2012
Investments —
Securities of unaffiliated issuers, at value (identified cost, $6,775,117,935)	$6,956,981,494
Affiliated investment, at value (identified cost, $357,358,168)	357,358,168
Precious metals, at value (identified cost, $473,601,481)	481,546,225
Total Investments, at value (identified cost, $7,606,077,584)	$7,795,885,887
Cash	$6,065,763
Restricted cash*	3,646,000
Foreign currency, at value (identified cost, $134,864,078)	135,124,256
Cash collateral for securities sold short	89,218,650
Interest receivable	48,076,125
Interest receivable from affiliated investment	23,835
Receivable for investments sold	152,925,377
Receivable for variation margin on open futures contracts	2,179
Receivable for open forward foreign currency exchange contracts	39,293,958
Receivable for closed forward foreign currency exchange contracts	6,762,996
Receivable for open swap contracts	63,615,644
Premium paid on open swap contracts	114,087,849
Total assets	$8,454,728,519

Liabilities
Written options outstanding, at value (premiums received, $21,570,884)	$9,567,459
Payable for investments purchased	290,171,413
Payable for open forward commodity contracts	9,488,742
Payable for open forward foreign currency exchange contracts	54,984,708
Payable for closed forward foreign currency exchange contracts	9,416,861
Payable for open swap contracts	100,580,771
Premium payable on open swap contracts	282,183
Premium received on open swap contracts	23,842,996
Payable for securities sold short, at value (proceeds, $688,558,183)	718,066,182
Payable to affiliates:
Investment adviser fee	3,199,363
Trustees' fees	5,667
Interest payable	14,123,227
Accrued expenses	659,259
Total liabilities	$1,234,388,831
Net Assets applicable to investors' interest in Portfolio	$7,220,339,688

Sources of Net Assets
Investors' capital	$7,120,543,371
Net unrealized appreciation	99,796,317
Total	$7,220,339,688

*	Represents restricted cash as collateral for open financial contracts.

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2012

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2012
Interest (net of foreign taxes, $1,254,174)	$384,093,122
Dividends (net of foreign taxes, $56,677)	869,200
Interest allocated from affiliated investment	387,073
Expenses allocated from affiliated investment	(54,619)
Total investment income	$385,294,776

Expenses
Investment adviser fee	$39,782,114
Trustees' fees and expenses	69,458
Custodian fee	6,516,473
Legal and accounting services	545,291
Interest expense	1,203,196
Interest and dividends on securities sold short	22,632,627
Miscellaneous	423,393
Total expenses	$71,172,552
Deduct —
Reduction of custodian fee	$5,990
Total expense reductions	$5,990

Net expenses	$71,166,562

Net investment income	$314,128,214

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(241,840,875)
Investment transactions allocated from affiliated investment	7,160
Securities sold short	1,520,264
Futures contracts	(40,528,590)
Swap contracts	(15,240,766)
Forward commodity contracts	(4,898,042)
Foreign currency and forward foreign currency exchange contract transactions	246,628,802
Net realized loss	$(54,352,047)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $2,775,013 from precious metals)	$176,092,641
Written options	12,003,425
Securities sold short	(39,246,938)
Futures contracts	(1,301,770)
Swap contracts	(86,079,973)
Forward commodity contracts	5,219,655
Foreign currency and forward foreign currency exchange contracts	(73,428,179)
Net change in unrealized appreciation (depreciation)	$(6,741,139)

Net realized and unrealized loss	$(61,093,186)

Net increase in net assets from operations	$253,035,028

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2012

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2012	2011
From operations —
Net investment income	$314,128,214	$286,262,848
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(54,352,047)	(163,522,030)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	(6,741,139)	(48,145,524)
Net increase in net assets from operations	$253,035,028	$74,595,294
Capital transactions —
Contributions	$657,956,383	$743,671,640
Withdrawals	(1,728,829,247)	(1,787,114,297)
Net decrease in net assets from capital transactions	$(1,070,872,864)	$(1,043,442,657)

Net decrease in net assets	$(817,837,836)	$(968,847,363)

Net Assets
At beginning of year	$8,038,177,524	$9,007,024,887
At end of year	$7,220,339,688	$8,038,177,524

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2012

Consolidated Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2012		2011		2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.93	%(2)	0.75	%(2)	0.57%	0.72%	0.63%
Net investment income	4.10%		3.22%		2.67%	4.93%	5.25%
Portfolio Turnover	39%		33%		19%	25%	26%

Total Return	3.46%		0.79%		5.31%	12.10%	2.97%

Net assets, end of year (000's omitted)	$7,220,340		$8,038,178		$9,007,025	$1,319,026	$845,021

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Includes interest and dividend expense primarily on securities sold short of 0.30% and 0.11% for the years ended October 31, 2012 and 2011, respectively.

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2012, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Strategic Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 89.9%, 7.1%, 1.2%, 1.5% and less than 0.1%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2012 were $532,519,564 or 7.4% of the Portfolio's consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps, cross-currency swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the

34

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity's financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries' tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio's Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

35

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap

36

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

Q  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

R  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

S  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Fund.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio's average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary's average daily net assets to determine the amount of the investment adviser fee. The Portfolio

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invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2012, the Portfolio’s investment adviser fee amounted to $39,782,114 or 0.52% of the Portfolio's consolidated average daily net assets.

Trustees and officers of the Portfolio who are members of EVM's or BMR's organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2012 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,954,260,461	$1,436,068,150
U.S. Government and Agency Securities	891,000,556	430,509,091

	$2,845,261,017	$1,866,577,241

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,627,859,664

Gross unrealized appreciation	$274,340,474
Gross unrealized depreciation	(106,314,251)

Net unrealized appreciation	$168,026,223

The net unrealized depreciation on written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts at October 31, 2012 on a federal income tax basis was $38,386,696.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward commodity contracts, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2012 is as follows:

Forward Commodity Contracts(1)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

12/27/12	Gold 99,393 Troy Ounces	United States Dollar 163,352,864	Citibank NA	$(7,850,531)
12/27/12	Gold 29,799 Troy Ounces	United States Dollar 49,690,762	Merrill Lynch International	(1,638,211)

				$(9,488,742)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

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Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

11/5/12	New Taiwan Dollar 1,031,496,000	United States Dollar 34,469,373	Australia and New Zealand Banking Group Limited	$(846,274)
11/5/12	New Taiwan Dollar 770,148,000	United States Dollar 25,735,940	Citibank NA	(631,855)
11/5/12	New Taiwan Dollar 864,244,000	United States Dollar 28,880,334	JPMorgan Chase Bank	(709,054)
11/5/12	New Taiwan Dollar 999,800,000	United States Dollar 33,409,076	Nomura International PLC	(821,386)
11/7/12	New Turkish Lira 104,378,599	United States Dollar 56,440,974	Barclays Bank PLC	(1,744,361)
11/7/12	New Turkish Lira 50,000,000	United States Dollar 25,477,707	JPMorgan Chase Bank	(2,394,546)
11/7/12	Philippine Peso 74,052,000	United States Dollar 1,793,504	Standard Chartered Bank	(4,151)
11/8/12	Chilean Peso 1,984,800,000	United States Dollar 4,176,240	Bank of Nova Scotia	52,323
11/8/12	Euro 2,368,000	United States Dollar 3,265,657	JPMorgan Chase Bank	196,215
11/8/12	Serbian Dinar 102,425,000	Euro 917,376	Citibank NA	21,842
11/8/12	Serbian Dinar 74,149,000	Euro 648,156	Citibank NA	(4,881)
11/8/12	Serbian Dinar 570,400,000	Euro 5,000,000	Citibank NA	(19,419)
11/8/12	Serbian Dinar 96,955,000	Euro 848,993	Deutsche Bank	(4,458)
11/8/12	South African Rand 396,504,559	United States Dollar 47,778,541	Standard Bank	2,088,453
11/8/12	South African Rand 883,228,210	United States Dollar 106,487,450	Standard Chartered Bank	4,711,129
11/13/12	Polish Zloty 106,955,461	Euro 26,019,111	Barclays Bank PLC	259,786
11/15/12	Euro 7,010,000	United States Dollar 9,513,832	Goldman Sachs International	426,796
11/15/12	Japanese Yen 13,029,000,000	United States Dollar 166,440,981	Goldman Sachs International	3,214,941
11/16/12	New Taiwan Dollar 1,200,760,000	United States Dollar 40,116,264	BNP Paribas SA	(1,018,265)
11/16/12	New Taiwan Dollar 1,086,403,000	United States Dollar 36,289,642	JPMorgan Chase Bank	(927,350)
11/16/12	New Taiwan Dollar 1,153,169,000	United States Dollar 38,519,858	Nomura International PLC	(984,341)
11/19/12	Euro 61,070,000	United States Dollar 80,193,460	Goldman Sachs International	1,025,896
11/19/12	Singapore Dollar 39,752,000	United States Dollar 32,294,019	Goldman Sachs International	(294,344)

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Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

11/20/12	Euro 140,997,465	United States Dollar 173,568,744	Australia and New Zealand Banking Group Limited	$(9,213,687)
11/20/12	Euro 98,224,614	United States Dollar 121,498,473	Bank of America	(5,835,261)
11/20/12	Euro 202,820,027	United States Dollar 249,230,320	Goldman Sachs International	(13,695,950)
11/22/12	Serbian Dinar 481,500,000	Euro 4,220,722	Citibank NA	4,196
11/22/12	Serbian Dinar 328,170,000	Euro 2,872,888	Citibank NA	(2,037)
11/22/12	Serbian Dinar 575,000,000	Euro 5,000,000	Deutsche Bank	(47,262)
11/23/12	Euro 3,672,000	United States Dollar 4,989,918	Credit Suisse International	229,586
11/28/12	British Pound Sterling 2,834,615	United States Dollar 4,496,579	State Street Bank and Trust Co.	(77,375)
11/29/12	Euro 9,109,000	United States Dollar 12,222,456	Standard Chartered Bank	413,055
11/29/12	Malaysian Ringgit 38,170,000	United States Dollar 12,370,766	Goldman Sachs International	(137,175)
12/3/12	New Zealand Dollar 116,495,864	United States Dollar 96,244,806	Australia and New Zealand Banking Group Limited	627,306
12/3/12	New Zealand Dollar 392,136,985	United States Dollar 324,356,107	Goldman Sachs International	2,497,831
12/4/12	Brazilian Real 262,589,000	United States Dollar 128,663,335	BNP Paribas SA	(106,104)
12/7/12	New Taiwan Dollar 480,127,000	United States Dollar 16,106,240	Barclays Bank PLC	(358,456)
12/7/12	New Taiwan Dollar 530,693,000	United States Dollar 17,805,502	Nomura International PLC	(393,222)
12/10/12	Euro 142,410,331	United States Dollar 185,560,662	Deutsche Bank	909,807
12/11/12	Euro 17,956,785	United States Dollar 22,934,047	Deutsche Bank	(349,212)
12/11/12	Euro 262,281,615	United States Dollar 334,975,587	Goldman Sachs International	(5,105,932)
12/17/12	Australian Dollar 204,764,000	United States Dollar 208,860,304	Deutsche Bank	(2,926,027)
12/24/12	New Taiwan Dollar 1,040,866,200	United States Dollar 35,574,223	Australia and New Zealand Banking Group Limited	(140,373)
12/24/12	New Taiwan Dollar 1,301,082,750	United States Dollar 44,463,220	Citibank NA	(180,025)
12/24/12	New Taiwan Dollar 1,127,605,050	United States Dollar 38,534,791	Nomura International PLC	(156,022)
1/18/13	Sri Lankan Rupee 1,483,200,000	United States Dollar 12,360,000	HSBC Bank USA	1,227,524

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Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

1/24/13	Euro 7,340,000	United States Dollar 9,577,966	Standard Chartered Bank	$56,229
1/25/13	Ugandan Shilling 16,770,000,000	United States Dollar 6,271,503	Citibank NA	1,729
1/31/13	Euro 3,436,000	United States Dollar 4,523,425	State Street Bank and Trust Co.	65,827
2/1/13	Sri Lankan Rupee 5,000,000,000	United States Dollar 39,984,006	HSBC Bank USA	2,598,288
2/7/13	Euro 3,637,000	United States Dollar 4,831,991	Standard Chartered Bank	113,326
2/15/13	Sri Lankan Rupee 659,700,000	United States Dollar 5,229,489	Standard Chartered Bank	315,228
2/22/13	Sri Lankan Rupee 1,827,000,000	United States Dollar 14,517,282	Standard Chartered Bank	932,769
2/28/13	Euro 6,953,000	United States Dollar 9,312,327	Standard Chartered Bank	289,685
3/7/13	Euro 5,000,000	United States Dollar 6,574,900	State Street Bank and Trust Co.	86,165
3/8/13	Sri Lankan Rupee 1,422,520,000	United States Dollar 10,980,471	HSBC Bank USA	442,523
3/14/13	Euro 7,111,000	United States Dollar 9,302,112	Deutsche Bank	73,228
3/28/13	Euro 7,396,000	United States Dollar 9,897,105	JPMorgan Chase Bank	297,077
4/4/13	Euro 7,050,000	United States Dollar 9,426,449	Barclays Bank PLC	274,928

				$(25,675,117)

Forward Foreign Currency Exchange Contracts

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

11/7/12	New Turkish Lira 82,014,038	United States Dollar 44,512,368	Deutsche Bank	$1,205,952
11/9/12	Peruvian New Sol 58,175,650	United States Dollar 22,381,276	Standard Chartered Bank	63,120
11/13/12	Polish Zloty 205,774,000	Euro 50,060,577	JPMorgan Chase Bank	(502,175)
11/13/12	South Korean Won 50,569,365,000	United States Dollar 44,435,100	HSBC Bank USA	1,909,164
11/13/12	South Korean Won 23,662,735,000	United States Dollar 20,792,351	Nomura International PLC	893,348

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Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

11/15/12	Indian Rupee 1,355,196,000	United States Dollar 24,238,884	Goldman Sachs International	$886,381
11/15/12	Indian Rupee 1,656,349,000	United States Dollar 29,619,975	Standard Chartered Bank	1,088,651
11/15/12	Yuan Offshore Renminbi 273,697,000	United States Dollar 43,368,246	Australia and New Zealand Banking Group Limited	440,967
11/15/12	Yuan Offshore Renminbi 275,663,000	United States Dollar 43,679,765	Bank of America	444,135
11/15/12	Yuan Offshore Renminbi 310,852,000	United States Dollar 49,254,025	Deutsche Bank	502,391
11/19/12	Hong Kong Dollar 563,043,463	United States Dollar 72,636,711	Goldman Sachs International	15,903
11/19/12	Indian Rupee 1,814,497,000	United States Dollar 34,588,201	Deutsche Bank	(974,858)
11/19/12	Indian Rupee 764,508,000	United States Dollar 14,573,161	Standard Chartered Bank	(410,740)
11/19/12	Philippine Peso 990,188,000	United States Dollar 23,929,723	Australia and New Zealand Banking Group Limited	117,001
11/19/12	Singapore Dollar 218,540,000	United States Dollar 177,758,618	Standard Chartered Bank	1,398,678
11/19/12	Yuan Offshore Renminbi 173,486,000	United States Dollar 27,611,969	Goldman Sachs International	148,836
11/19/12	Yuan Offshore Renminbi 191,748,000	United States Dollar 30,506,404	Standard Chartered Bank	176,642
11/20/12	Indian Rupee 2,226,400,000	United States Dollar 41,145,814	Deutsche Bank	89,604
11/20/12	Indian Rupee 1,655,726,000	United States Dollar 30,593,607	Goldman Sachs International	72,291
11/20/12	Yuan Offshore Renminbi 233,189,000	United States Dollar 37,099,515	Bank of America	212,073
11/20/12	Yuan Offshore Renminbi 222,084,000	United States Dollar 35,332,750	Barclays Bank PLC	201,974
11/20/12	Yuan Offshore Renminbi 226,974,000	United States Dollar 36,090,634	Citibank NA	226,518
11/21/12	South Korean Won 54,985,558,000	United States Dollar 48,537,369	Standard Chartered Bank	1,835,051
11/26/12	Swedish Krona 412,556,000	Euro 48,441,966	Barclays Bank PLC	(646,461)
11/26/12	Swedish Krona 140,300,000	Euro 16,475,064	Credit Suisse International	(221,350)
11/26/12	Swedish Krona 412,555,500	Euro 48,442,476	Deutsche Bank	(647,198)
11/27/12	Polish Zloty 266,423,945	Euro 64,604,851	HSBC Bank USA	(528,374)
11/29/12	South Korean Won 54,982,008,000	United States Dollar 49,616,034	Standard Chartered Bank	734,088

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Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

12/3/12	Georgian Lari 1,704,400	United States Dollar 1,000,000	Liberty Bank	$23,861
12/10/12	South African Rand 43,450,431	United States Dollar 5,079,493	Credit Suisse International	(96,211)
12/10/12	South African Rand 8,000,000	United States Dollar 930,406	Deutsche Bank	(12,895)
12/14/12	Hungarian Forint 888,740,995	United States Dollar 3,733,422	Goldman Sachs International	310,746
12/14/12	Hungarian Forint 380,467,510	United States Dollar 1,658,605	Goldman Sachs International	72,691
12/17/12	South Korean Won 43,744,714,000	United States Dollar 39,217,100	Deutsche Bank	806,610
12/17/12	South Korean Won 9,971,177,650	United States Dollar 8,939,153	Goldman Sachs International	183,859
12/17/12	South Korean Won 18,462,042,350	United States Dollar 16,547,497	Standard Chartered Bank	344,131
1/14/13	Indian Rupee 982,902,000	United States Dollar 18,327,466	Deutsche Bank	(291,965)
1/14/13	Indian Rupee 1,007,965,000	United States Dollar 18,798,303	Goldman Sachs International	(302,915)
1/29/13	Indian Rupee 927,500,000	United States Dollar 17,033,976	Citibank NA	(53,299)
1/29/13	Indian Rupee 995,000,000	United States Dollar 18,277,002	Deutsche Bank	(60,535)
1/30/13	Yuan Renminbi 213,912,413	United States Dollar 33,970,528	BNP Paribas SA	(5,639)
1/30/13	Yuan Renminbi 179,341,650	United States Dollar 28,485,014	Citibank NA	(9,251)
1/30/13	Yuan Renminbi 192,889,000	United States Dollar 30,631,888	Standard Chartered Bank	(5,085)
1/31/13	Norwegian Krone 454,683,037	Euro 60,772,284	Barclays Bank PLC	648,792
1/31/13	Norwegian Krone 454,683,038	Euro 60,785,690	Deutsche Bank	631,401
1/31/13	Peruvian New Sol 131,177,650	United States Dollar 50,230,768	Deutsche Bank	141,966
2/19/13	Indian Rupee 1,209,523,000	United States Dollar 22,519,512	Bank of America	(446,952)
2/19/13	Indian Rupee 1,683,415,000	United States Dollar 31,348,510	Citibank NA	(627,905)
2/28/13	Georgian Lari 1,700,900	United States Dollar 1,000,000	Liberty Bank	13,445
5/31/13	Georgian Lari 1,671,400	United States Dollar 1,000,000	Liberty Bank	(10,719)
9/3/13	Georgian Lari 1,697,200	United States Dollar 1,000,000	Liberty Bank	(1,376)

				$9,984,367

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Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

11/12	599 CAC 40 Index	Short	$(27,270,821)	$(26,591,477)	$679,344
11/12	1,896 Hang Seng H-Shares	Long	129,884,726	129,747,561	(137,165)
12/12	741 Dow Jones Euro Stoxx 50 Index	Short	(24,347,323)	(24,049,585)	297,738
12/12	2,453 Euro-Bobl	Short	(399,437,334)	(400,070,757)	(633,423)
12/12	17 Euro-Bund	Short	(3,076,417)	(3,121,854)	(45,437)
12/12	169 Euro-Schatz	Short	(24,268,466)	(24,248,752)	19,714
12/12	389 Gold	Short	(61,493,120)	(66,872,990)	(5,379,870)
12/12	144 Japan 10-Year Bond	Short	(259,580,568)	(260,202,932)	(622,364)
12/12	2,844 U.S. 5-Year Treasury Note	Short	(353,078,155)	(353,367,000)	(288,845)
12/12	3,511 U.S. 10-Year Treasury Note	Short	(466,469,266)	(467,072,719)	(603,453)
12/12	1,518 U.S. 30-Year Treasury Bond	Short	(227,750,967)	(226,656,375)	1,094,592
1/13	1,072 Platinum	Long	89,323,572	84,527,200	(4,796,372)

					$(10,415,541)

CAC 40 Index:  Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

Dow Jones Euro Stoxx 50 Index:  Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz:  Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Hang Seng H-Shares:  Hang Seng China Enterprises Index comprised of H-Shares listed on the Hong Kong Stock Exchange.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps
Counterparty	Notional Amount (000's omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	HUF 589,390	Receives	6-month HUF BUBOR	7.32%	12/16/16	$(222,438)
Bank of America	HUF 1,166,000	Pays	6-month HUF BUBOR	6.99	12/19/16	272,273
Bank of America	HUF 1,166,000	Receives	6-month HUF BUBOR	7.29	12/19/16	(439,115)
Bank of America	HUF 1,018,000	Pays	6-month HUF BUBOR	6.97	12/20/16	179,013
Bank of America	HUF 1,018,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(393,504)

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Interest Rate Swaps (continued)
Counterparty	Notional Amount (000's omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	HUF 1,345,000	Pays	6-month HUF BUBOR	6.91%	12/21/16	$229,425
Bank of America	HUF 1,345,000	Receives	6-month HUF BUBOR	7.37	12/21/16	(528,397)
Bank of America	HUF 406,800	Receives	6-month HUF BUBOR	7.32	12/22/16	(155,570)
Bank of America	HUF 867,000	Receives	6-month HUF BUBOR	7.93	1/10/17	(439,208)
Bank of America	HUF 2,415,000	Pays	6-month HUF BUBOR	6.95	1/17/17	488,548
Bank of America	HUF 2,415,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(1,214,936)
Bank of America	NZD 27,793	Pays	3-month NZD Bank Bill	3.78	10/30/22	176,081
Bank of America	PLN 31,619	Pays	6-month PLN WIBOR	4.34	7/30/17	35,090
Bank of America	PLN 30,671	Pays	6-month PLN WIBOR	4.31	8/10/17	24,670
Bank of America	PLN 59,500	Pays	6-month PLN WIBOR	4.35	8/23/17	84,896
Bank of America	PLN 23,960	Pays	6-month PLN WIBOR	4.30	9/18/17	25,439
Barclays Bank PLC	PLN 132,540	Pays	6-month PLN WIBOR	4.43	7/27/17	312,826
Barclays Bank PLC	PLN 66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	56,476
Barclays Bank PLC	PLN 28,300	Pays	6-month PLN WIBOR	4.35	8/27/17	40,855
BNP Paribas SA	PLN 69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	(7,672)
Citibank NA	NZD 32,614	Pays	3-month NZD Bank Bill	3.78	10/30/22	206,621
Citibank NA	PLN 60,754	Pays	6-month PLN WIBOR	4.33	7/30/17	65,304
Citibank NA	PLN 41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	32,317
Citibank NA	PLN 9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	(1,752)
Citibank NA	PLN 29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	19,916
Citibank NA	PLN 26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	58,315
Citibank NA	PLN 31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	33,624
Credit Suisse International	HUF 1,839,440	Pays	6-month HUF BUBOR	6.93	12/16/16	410,432
Credit Suisse International	HUF 1,839,440	Receives	6-month HUF BUBOR	7.32	12/16/16	(706,873)
Credit Suisse International	HUF 440,700	Pays	6-month HUF BUBOR	6.98	12/22/16	79,381
Credit Suisse International	HUF 440,700	Receives	6-month HUF BUBOR	7.29	12/22/16	(165,870)
Credit Suisse International	HUF 326,000	Pays	6-month HUF BUBOR	6.99	12/27/16	60,076
Credit Suisse International	HUF 326,000	Receives	6-month HUF BUBOR	7.38	12/27/16	(128,888)
Credit Suisse International	HUF 2,500,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(1,261,551)
Credit Suisse International	HUF 1,437,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(641,948)
Credit Suisse International	HUF 1,258,000	Pays	6-month HUF BUBOR	7.10	1/17/17	277,386
Credit Suisse International	HUF 1,258,000	Receives	6-month HUF BUBOR	7.83	1/17/17	(612,640)
Credit Suisse International	HUF 2,183,000	Pays	6-month HUF BUBOR	5.87	1/20/17	(17,073)
Credit Suisse International	HUF 2,183,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,028,111)
Credit Suisse International	PLN 33,910	Pays	6-month PLN WIBOR	4.40	8/20/17	73,402
Credit Suisse International	USD 28,419	Receives	3-month USD-LIBOR-BBA	1.81	10/23/22	(189,522)
Deutsche Bank	HUF 2,396,050	Pays	6-month HUF BUBOR	7.01	1/19/17	496,486
Deutsche Bank	HUF 2,396,050	Receives	6-month HUF BUBOR	7.98	1/19/17	(1,238,958)
Deutsche Bank	NZD 44,566	Pays	3-month NZD Bank Bill	3.79	10/30/22	321,103
Deutsche Bank	PLN 35,927	Pays	6-month PLN WIBOR	4.34	7/30/17	42,389
Deutsche Bank	PLN 102,951	Pays	6-month PLN WIBOR	4.36	8/1/17	146,715
Deutsche Bank	PLN 60,960	Pays	6-month PLN WIBOR	4.28	8/6/17	18,650
Deutsche Bank	PLN 43,382	Pays	6-month PLN WIBOR	4.24	8/7/17	(7,847)
Deutsche Bank	PLN 34,120	Pays	6-month PLN WIBOR	4.33	8/17/17	35,765

45

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000's omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	PLN 20,449	Pays	6-month PLN WIBOR	4.35%	8/1/17	$25,703
JPMorgan Chase Bank	HUF 6,015,000	Pays	6-month HUF BUBOR	6.93	12/19/16	1,356,978
JPMorgan Chase Bank	HUF 6,015,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(2,198,544)
JPMorgan Chase Bank	HUF 2,068,000	Pays	6-month HUF BUBOR	6.94	12/20/16	363,709
JPMorgan Chase Bank	HUF 2,068,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(800,290)
JPMorgan Chase Bank	HUF 2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(943,044)
JPMorgan Chase Bank	HUF 2,292,500	Pays	6-month HUF BUBOR	6.99	12/22/16	543,329
JPMorgan Chase Bank	HUF 2,292,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(867,465)
JPMorgan Chase Bank	HUF 1,956,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(769,386)
JPMorgan Chase Bank	HUF 2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,257,941)
JPMorgan Chase Bank	PLN 26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	27,862
JPMorgan Chase Bank	PLN 57,360	Pays	6-month PLN WIBOR	4.25	10/8/17	24,226
Morgan Stanley & Co. International PLC	HUF 2,507,000	Pays	6-month HUF BUBOR	6.94	12/19/16	567,959
Morgan Stanley & Co. International PLC	HUF 2,507,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(928,547)
Morgan Stanley & Co. International PLC	HUF 1,035,000	Pays	6-month HUF BUBOR	7.02	12/20/16	189,016
Morgan Stanley & Co. International PLC	HUF 1,035,000	Receives	6-month HUF BUBOR	7.36	12/20/16	(404,247)
Nomura International PLC	HUF 1,713,000	Pays	6-month HUF BUBOR	6.99	12/21/16	405,008
Nomura International PLC	HUF 1,713,000	Receives	6-month HUF BUBOR	7.39	12/21/16	(679,878)

						$(10,443,951)

HUF	–	Hungarian Forint
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
USD	–	United States Dollar

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Argentina	Bank of America	$18,980	5.00	%(1)	6/20/13	29.91%	$(2,572,223)	$(79,261)	$(2,651,484)
Argentina	Bank of America	19,081	5.00	(1)	6/20/13	29.91	(2,585,829)	(108,575)	(2,694,404)
Argentina	Bank of America	19,202	5.00	(1)	6/20/13	29.91	(2,602,322)	(105,771)	(2,708,093)
Argentina	Bank of America	37,961	5.00	(1)	6/20/13	29.91	(5,144,460)	(153,948)	(5,298,408)
Argentina	Bank of America	115,016	5.00	(1)	6/20/13	29.91	(15,587,045)	(204,499)	(15,791,544)
Argentina	Credit Suisse International	19,169	5.00	(1)	6/20/13	29.91	(2,597,795)	(34,083)	(2,631,878)
Argentina	Credit Suisse International	18,925	5.00	(1)	6/20/13	29.91	(2,564,729)	(79,242)	(2,643,971)
Argentina	Credit Suisse International	19,049	5.00	(1)	6/20/13	29.91	(2,581,533)	(79,761)	(2,661,294)

46

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Argentina	Credit Suisse International	$19,361	5.00	%(1)	6/20/13	29.91%	$(2,623,816)	$(57,555)	$(2,681,371)
Argentina	Deutsche Bank	10,128	5.00	(1)	6/20/13	29.91	(1,372,608)	(42,386)	(1,414,994)
Argentina	Deutsche Bank	16,380	5.00	(1)	6/20/13	29.91	(2,219,829)	(63,774)	(2,283,603)
Argentina	Deutsche Bank	19,049	5.00	(1)	6/20/13	29.91	(2,581,533)	(79,761)	(2,661,294)
Argentina	Deutsche Bank	19,081	5.00	(1)	6/20/13	29.91	(2,585,816)	(108,574)	(2,694,390)
Poland	Bank of America	32,910	1.00	(1)	9/20/17	0.85	268,995	1,464,846	1,733,841
Poland	Bank of America	16,600	1.00	(1)	9/20/17	0.85	135,683	496,596	632,279
Poland	Barclays Bank PLC	17,300	1.00	(1)	9/20/17	0.85	141,404	860,261	1,001,665
Poland	Barclays Bank PLC	8,610	1.00	(1)	9/20/17	0.85	70,375	253,695	324,070
Poland	Citibank NA	92,570	1.00	(1)	9/20/17	0.85	756,636	2,352,873	3,109,509
Poland	Credit Suisse International	28,990	1.00	(1)	9/20/17	0.85	236,955	1,379,101	1,616,056
Poland	Deutsche Bank	18,400	1.00	(1)	9/20/17	0.85	150,395	938,956	1,089,351
Poland	Deutsche Bank	4,750	1.00	(1)	9/20/17	0.85	38,825	131,465	170,290
Poland	Deutsche Bank	7,400	1.00	(1)	6/20/22	1.38	(235,048)	1,215,636	980,588
Poland	Goldman Sachs International	13,760	1.00	(1)	9/20/17	0.85	112,469	396,503	508,972
Poland	JPMorgan Chase Bank	17,700	1.00	(1)	9/20/17	0.85	144,674	496,207	640,881
Poland	JPMorgan Chase Bank	7,900	1.00	(1)	9/20/17	0.85	64,572	240,107	304,679
Poland	Morgan Stanley & Co. International PLC	9,180	1.00	(1)	9/20/17	0.85	75,035	270,738	345,773
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	0.95	14,811	52,554	67,365
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	1.00	19,380	85,890	105,270
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	1.00	5,886	27,340	33,226
South Africa	Bank of America	19,900	1.00	(1)	9/20/17	1.46	(407,698)	637,448	229,750
South Africa	Bank of America	20,830	1.00	(1)	9/20/17	1.46	(426,751)	347,929	(78,822)
South Africa	Bank of America	16,100	1.00	(1)	9/20/17	1.46	(329,846)	239,707	(90,139)
South Africa	Bank of America	29,280	1.00	(1)	9/20/17	1.46	(599,869)	368,224	(231,645)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	0.88	42,006	231,777	273,783
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	0.95	31,880	256,058	287,938
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	1.00	13,699	71,256	84,955
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	1.00	8,372	43,183	51,555
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.40	(66,969)	125,266	58,297
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.46	(233,567)	283,255	49,688
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	1.46	(186,025)	210,390	24,365
South Africa	BNP Paribas SA	19,000	1.00	(1)	9/20/17	1.46	(389,278)	489,241	99,963
South Africa	BNP Paribas SA	9,200	1.00	(1)	9/20/17	1.46	(188,493)	274,120	85,627
South Africa	BNP Paribas SA	16,830	1.00	(1)	9/20/17	1.46	(344,801)	366,653	21,852
South Africa	Citibank NA	5,000	1.00	(1)	6/20/15	0.88	21,004	77,145	98,149
South Africa	Citibank NA	4,600	1.00	(1)	6/20/17	1.40	(77,015)	142,103	65,088

47

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Credit Suisse International	$10,000	1.00	%(1)	6/20/15	0.88%	$42,007	$227,145	$269,152
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/15	0.88	21,003	78,325	99,328
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	1.00	11,920	138,003	149,923
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	1.00	19,379	100,945	120,324
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	1.00	8,829	50,057	58,886
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	1.46	(204,874)	347,068	142,194
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/15	0.95	33,208	172,024	205,232
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	0.95	14,612	77,885	92,497
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	0.95	14,811	55,519	70,330
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	0.95	3,853	18,387	22,240
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	1.00	14,834	77,160	91,994
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/17	1.46	(347,056)	602,722	255,666
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/17	1.46	(311,408)	486,895	175,487
South Africa	Deutsche Bank	9,200	1.00	(1)	9/20/17	1.46	(188,493)	228,592	40,099
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	1.00	19,774	107,955	127,729
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	1.00	9,148	51,868	61,016
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.46	(219,009)	361,338	142,329
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.51	(193,662)	195,329	1,667
South Africa	HSBC Bank USA	9,200	1.00	(1)	9/20/17	1.46	(188,483)	315,116	126,633
South Africa	HSBC Bank USA	9,146	1.00	(1)	9/20/17	1.46	(187,386)	227,250	39,864
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/17	1.51	(176,231)	184,732	8,501
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	0.88	21,004	117,045	138,049
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	0.88	21,003	75,965	96,968
South Africa	JPMorgan Chase Bank	9,200	1.00	(1)	9/20/17	1.46	(188,484)	265,868	77,384
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.40	(73,666)	134,054	60,388
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.46	(188,484)	261,738	73,254
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	1.46	(182,337)	169,828	(12,509)

48

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Nomura International PLC	$4,000	1.00	%(1)	9/20/17	1.46%	$(81,949)	$59,692	$(22,257)
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	1.51	(170,631)	175,482	4,851
Spain	Deutsche Bank	3,600	1.00	(1)	3/20/13	1.07	3,243	40,832	44,075
Markit CDX North America High Yield Index	Citibank NA	36,410	5.00	(1)	12/20/17	5.19	(75,975)	22,351	(53,624)
Markit CDX North America High Yield Index	Deutsche Bank	45,020	5.00	(1)	12/20/17	5.19	(93,942)	55,273	(38,669)
Markit CDX North America High Yield Index	JPMorgan Chase Bank	33,020	5.00	(1)	12/20/17	5.19	(68,902)	81,080	12,178

Total		$1,241,828					$(51,634,186)	$19,192,856	$(32,441,330)

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Austria	Barclays Bank PLC	$8,800	0.44%		12/20/13	$(44,909)	$—	$(44,909)
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(76,792)	—	(76,792)
Brazil	Bank of America	18,450	1.00	(1)	6/20/20	499,558	(516,488)	(16,930)
Brazil	Bank of America	11,450	1.00	(1)	6/20/20	310,024	(404,441)	(94,417)
Brazil	Bank of America	51,475	1.00	(1)	12/20/20	1,601,919	(1,560,616)	41,303
Brazil	Bank of America	22,575	1.00	(1)	12/20/20	702,473	(669,471)	33,002
Brazil	Bank of America	7,450	1.00	(1)	12/20/20	231,831	(211,354)	20,477
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	112,033	(93,354)	18,679
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(197,667)	—	(197,667)
Brazil	Barclays Bank PLC	47,170	1.00	(1)	12/20/20	1,467,852	(1,463,459)	4,393
Brazil	Citibank NA	9,440	1.00	(1)	12/20/20	293,757	(270,950)	22,807

49

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Brazil	Credit Suisse International	$20,000	1.00	%(1)	6/20/20	$541,526	$(600,685)	$(59,159)
Brazil	Credit Suisse International	14,225	1.00	(1)	6/20/20	385,161	(593,746)	(208,585)
Brazil	Deutsche Bank	10,600	1.00	(1)	12/20/20	329,876	(205,120)	124,756
Brazil	Deutsche Bank	11,580	1.00	(1)	12/20/20	360,339	(370,763)	(10,424)
Brazil	HSBC Bank USA	14,225	1.00	(1)	6/20/20	385,161	(568,974)	(183,813)
Brazil	HSBC Bank USA	9,710	1.00	(1)	12/20/20	302,149	(278,700)	23,449
Brazil	Standard Chartered Bank	9,440	1.00	(1)	12/20/20	293,747	(270,950)	22,797
Brazil	Standard Chartered Bank	2,700	1.00	(1)	12/20/20	84,025	(65,257)	18,768
China	Bank of America	22,200	1.00	(1)	3/20/17	(455,692)	(581,089)	(1,036,781)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(768,001)	(891,179)	(1,659,180)
China	Deutsche Bank	13,655	1.00	(1)	3/20/17	(280,292)	(309,120)	(589,412)
China	Deutsche Bank	15,969	1.00	(1)	3/20/17	(327,806)	(361,504)	(689,310)
Colombia	Bank of America	17,400	1.00	(1)	9/20/21	464,238	(694,296)	(230,058)
Colombia	Barclays Bank PLC	20,000	1.00	(1)	6/20/17	(95,533)	(608,612)	(704,145)
Colombia	Barclays Bank PLC	7,300	1.00	(1)	6/20/22	230,025	(410,099)	(180,074)
Colombia	Citibank NA	7,100	1.00	(1)	6/20/22	223,717	(541,225)	(317,508)
Colombia	Deutsche Bank	6,250	1.00	(1)	6/20/22	196,939	(419,095)	(222,156)
Colombia	Deutsche Bank	7,920	1.00	(1)	6/20/22	249,562	(609,103)	(359,541)
Colombia	Deutsche Bank	14,900	1.00	(1)	6/20/22	469,504	(954,734)	(485,230)
Colombia	Goldman Sachs International	7,090	1.00	(1)	6/20/17	(33,866)	(215,753)	(249,619)
Colombia	Goldman Sachs International	13,390	1.00	(1)	9/20/21	357,250	(524,902)	(167,652)
Colombia	Goldman Sachs International	6,900	1.00	(1)	6/20/22	217,415	(525,979)	(308,564)

50

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Colombia	Goldman Sachs International	$7,700	1.00	%(1)	6/20/22	$242,622	$(647,252)	$(404,630)
Colombia	HSBC Bank USA	14,730	1.00	(1)	6/20/17	(70,360)	(454,496)	(524,856)
Colombia	HSBC Bank USA	38,410	1.00	(1)	9/20/21	1,024,792	(1,472,003)	(447,211)
Colombia	Morgan Stanley & Co. International PLC	19,970	1.00	(1)	9/20/21	532,807	(796,845)	(264,038)
Croatia	BNP Paribas SA	2,000	1.00	(1)	12/20/17	138,243	(138,342)	(99)
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	101,987	(102,516)	(529)
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	461,086	(194,740)	266,346
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	588,621	(248,605)	340,016
Egypt	Citibank NA	3,050	1.00	(1)	12/20/15	224,032	(128,639)	95,393
Egypt	Citibank NA	4,550	1.00	(1)	6/20/20	904,577	(385,122)	519,455
Egypt	Citibank NA	50	1.00	(1)	6/20/20	9,941	(4,446)	5,495
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	807,986	(434,642)	373,344
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	544,870	(202,500)	342,370
Egypt	Deutsche Bank	710	1.00	(1)	6/20/15	40,551	(23,620)	16,931
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	536,299	(231,268)	305,031
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	273,054	(147,966)	125,088
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	209,709	(109,539)	100,170
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	1,013,923	(383,832)	630,091
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	914,519	(391,207)	523,312
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	904,578	(387,475)	517,103
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	634,403	(281,914)	352,489
Guatemala	Citibank NA	18,256	1.00	(1)	9/20/20	1,698,563	(1,105,536)	593,027
Hungary	Bank of America	7,800	1.00	(1)	3/20/17	526,932	(1,226,941)	(700,009)
Hungary	Barclays Bank PLC	3,700	1.00	(1)	3/20/17	249,954	(581,961)	(332,007)

51

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Hungary	Barclays Bank PLC	$10,900	1.00	%(1)	3/20/17	$736,353	$(1,720,664)	$(984,311)
Hungary	Deutsche Bank	7,600	1.00	(1)	3/20/17	513,421	(1,190,125)	(676,704)
Hungary	Goldman Sachs International	14,600	1.00	(1)	3/20/17	986,308	(2,277,910)	(1,291,602)
Hungary	HSBC Bank USA	4,100	1.00	(1)	3/20/17	276,977	(644,876)	(367,899)
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	153,932	(138,008)	15,924
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	301,516	(225,321)	76,195
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	220,512	(167,736)	52,776
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	220,512	(191,846)	28,666
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	348,216	(276,663)	71,553
Lebanon	Citibank NA	4,600	3.30		9/20/14	(70,716)	—	(70,716)
Lebanon	Citibank NA	4,500	1.00	(1)	12/20/14	164,926	(144,895)	20,031
Lebanon	Citibank NA	5,500	1.00	(1)	12/20/14	201,577	(183,451)	18,126
Lebanon	Citibank NA	4,300	1.00	(1)	12/20/14	157,597	(141,294)	16,303
Lebanon	Citibank NA	2,800	1.00	(1)	3/20/15	126,007	(83,883)	42,124
Lebanon	Citibank NA	15,000	1.00	(1)	9/20/15	924,545	(801,094)	123,451
Lebanon	Citibank NA	6,000	1.00	(1)	9/20/15	369,818	(345,022)	24,796
Lebanon	Credit Suisse International	8,800	1.00	(1)	3/20/15	396,021	(295,776)	100,245
Lebanon	Credit Suisse International	4,600	1.00	(1)	3/20/15	207,011	(155,510)	51,501
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	528,594	(344,489)	184,105
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	308,182	(267,512)	40,670
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	1,581,600	(1,271,461)	310,139
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	578,040	(443,322)	134,718
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	348,217	(273,387)	74,830
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	309,913	(237,157)	72,756
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	274,514	(190,368)	84,146
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	261,627	(170,503)	91,124
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	266,966	(176,267)	90,699

52

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Lebanon	Deutsche Bank	$6,700	1.00	%(1)	9/20/15	$412,957	$(319,116)	$93,841
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	479,842	(382,144)	97,698
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	348,217	(279,934)	68,283
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	214,850	(171,810)	43,040
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	221,891	(192,609)	29,282
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	180,333	(182,876)	(2,543)
Lebanon	JPMorgan Chase Bank	10,000	5.00	(1)	12/20/17	(454,674)	219,984	(234,690)
Mexico	Bank of America	7,100	1.00	(1)	6/20/22	224,597	(442,865)	(218,268)
Mexico	Bank of America	14,100	1.00	(1)	6/20/22	446,030	(999,283)	(553,253)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	123,366	(289,923)	(166,557)
Mexico	Citibank NA	4,150	1.00	(1)	6/20/22	131,279	(265,807)	(134,528)
Mexico	Deutsche Bank	6,900	1.00	(1)	6/20/22	218,270	(435,666)	(217,396)
Mexico	Deutsche Bank	7,300	1.00	(1)	6/20/22	230,923	(511,802)	(280,879)
Mexico	Deutsche Bank	6,680	1.00	(1)	6/20/22	211,310	(506,186)	(294,876)
Mexico	Deutsche Bank	14,300	1.00	(1)	6/20/22	452,357	(938,301)	(485,944)
Mexico	Goldman Sachs International	6,500	1.00	(1)	6/20/22	205,616	(410,446)	(204,830)
Mexico	Goldman Sachs International	7,060	1.00	(1)	6/20/22	223,331	(537,643)	(314,312)
Philippines	Bank of America	9,300	1.00	(1)	9/20/15	(152,702)	(118,528)	(271,230)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(145,445)	(126,375)	(271,820)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(161,747)	(152,944)	(314,691)
Philippines	Citibank NA	10,000	1.00	(1)	6/20/15	(161,747)	(165,966)	(327,713)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(155,304)	(146,589)	(301,893)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(161,746)	(148,454)	(310,200)

53

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Philippines	Deutsche Bank	$9,500	1.00	%(1)	9/20/15	$(155,987)	$(151,683)	$(307,670)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	(164,196)	(156,426)	(320,622)
Philippines	Goldman Sachs International	10,000	1.00	(1)	3/20/15	(159,286)	(160,641)	(319,927)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(161,747)	(150,281)	(312,028)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(118,222)	(88,099)	(206,321)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(161,746)	(148,454)	(310,200)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	(72,247)	(65,737)	(137,984)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(164,196)	(172,522)	(336,718)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(164,196)	(182,671)	(346,867)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(161,747)	(161,355)	(323,102)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(164,196)	(169,852)	(334,048)
Russia	Bank of America	16,600	1.00	(1)	9/20/17	367,712	(608,104)	(240,392)
Russia	Bank of America	32,210	1.00	(1)	9/20/17	713,495	(1,672,700)	(959,205)
Russia	Barclays Bank PLC	8,610	1.00	(1)	9/20/17	190,723	(307,731)	(117,008)
Russia	Barclays Bank PLC	17,300	1.00	(1)	9/20/17	383,218	(957,691)	(574,473)
Russia	Citibank NA	13,760	1.00	(1)	9/20/17	304,802	(467,636)	(162,834)
Russia	Citibank NA	92,570	1.00	(1)	9/20/17	2,050,456	(2,813,093)	(762,637)
Russia	Credit Suisse International	28,990	1.00	(1)	9/20/17	642,167	(1,517,895)	(875,728)
Russia	Deutsche Bank	4,750	1.00	(1)	9/20/17	105,219	(154,990)	(49,771)
Russia	Deutsche Bank	19,100	1.00	(1)	9/20/17	423,090	(1,057,335)	(634,245)
Russia	Deutsche Bank	7,400	1.00	(1)	6/20/22	655,020	(1,267,898)	(612,878)
Russia	JPMorgan Chase Bank	7,900	1.00	(1)	9/20/17	174,996	(272,020)	(97,024)
Russia	JPMorgan Chase Bank	17,700	1.00	(1)	9/20/17	392,079	(601,733)	(209,654)

54

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Russia	Morgan Stanley & Co. International PLC	$9,180	1.00	%(1)	9/20/17	$203,350	$(320,201)	$(116,851)
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	340,385	(208,497)	131,888
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	362,371	(192,462)	169,909
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	1,163,991	(532,452)	631,539
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	353,513	(177,376)	176,137
South Africa	Bank of America	29,280	1.00	(1)	9/20/22	2,678,134	(2,050,665)	627,469
South Africa	Bank of America	20,830	1.00	(1)	9/20/22	1,905,244	(1,615,658)	289,586
South Africa	Bank of America	16,100	1.00	(1)	9/20/22	1,472,608	(1,192,313)	280,295
South Africa	Bank of America	19,900	1.00	(1)	9/20/22	1,820,240	(1,942,041)	(121,801)
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	340,416	(241,014)	99,402
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	288,637	(147,506)	141,131
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	288,637	(167,998)	120,639
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	288,636	(240,325)	48,311
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	613,974	(693,552)	(79,578)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	779,992	(739,792)	40,200
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	822,809	(374,987)	447,822
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	502,866	(242,907)	259,959
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	992,442	(909,138)	83,304
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	830,515	(816,030)	14,485
South Africa	BNP Paribas SA	16,830	1.00	(1)	9/20/22	1,539,378	(1,426,209)	113,169
South Africa	BNP Paribas SA	10,850	1.00	(1)	9/20/22	992,442	(934,094)	58,348
South Africa	Citibank NA	3,910	1.00	(1)	12/20/19	211,274	(170,065)	41,209
South Africa	Citibank NA	5,300	1.00	(1)	3/20/20	305,955	(244,026)	61,929
South Africa	Citibank NA	4,600	1.00	(1)	3/20/20	265,546	(218,599)	46,947

55

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Citibank NA	$5,000	1.00	%(1)	6/20/20	$306,987	$(252,241)	$54,746
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	294,410	(164,999)	129,411
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	265,546	(181,053)	84,493
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	306,987	(255,088)	51,899
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	613,973	(676,994)	(63,021)
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,163,991	(566,109)	597,882
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	715,881	(449,718)	266,163
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	530,270	(271,015)	259,255
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	914,674	(1,013,345)	(98,671)
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	812,492	(560,516)	251,976
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	362,372	(190,723)	171,649
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	357,496	(228,524)	128,972
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	94,257	(60,305)	33,952
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	890,977	(423,177)	467,800
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/22	1,390,289	(1,474,228)	(83,939)
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/22	1,549,440	(1,650,060)	(100,620)
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,187,626	(575,464)	612,162
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	549,453	(270,553)	278,900
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	977,786	(1,009,119)	(31,333)
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	758,162	(789,611)	(31,449)
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/22	689,925	(690,026)	(101)
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	280,978	(235,846)	45,132
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	248,018	(249,844)	(1,826)

56

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	JPMorgan Chase Bank	$5,100	1.00	%(1)	3/20/20	$294,409	$(162,097)	$132,312
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	288,637	(164,605)	124,032
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	300,183	(236,572)	63,611
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	306,986	(246,534)	60,452
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	306,987	(349,529)	(42,542)
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	814,050	(739,884)	74,166
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	365,866	(306,494)	59,372
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	667,999	(684,685)	(16,686)
Spain	Bank of America	15,000	1.00	(1)	6/20/20	1,992,005	(274,946)	1,717,059
Spain	Bank of America	7,500	1.00	(1)	9/20/20	1,025,065	(455,441)	569,624
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	1,468,655	(101,048)	1,367,607
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	1,328,004	(649,646)	678,358
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	1,013,037	(570,356)	442,681
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	6,225,543	(3,740,027)	2,485,516
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	660,018	(390,625)	269,393
Spain	Citibank NA	11,400	1.00	(1)	3/20/20	1,468,654	(230,733)	1,237,921
Spain	Citibank NA	2,500	1.00	(1)	3/20/20	322,073	(104,201)	217,872
Spain	Citibank NA	5,000	1.00	(1)	9/20/20	683,377	(223,111)	460,266
Spain	Deutsche Bank	9,200	1.00	(1)	3/20/20	1,185,230	(175,833)	1,009,397
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	1,852,565	(754,404)	1,098,161
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	1,328,003	(407,598)	920,405
Spain	Deutsche Bank	23,922	1.00	(1)	12/20/20	3,359,518	(2,018,248)	1,341,270
Spain	Deutsche Bank	12,825	1.00	(1)	12/20/20	1,801,096	(927,939)	873,157

57

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Spain	Goldman Sachs International	$5,000	1.00	%(1)	6/20/20	$664,001	$(327,454)	$336,547
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	1,167,617	(671,399)	496,218
Spain	JPMorgan Chase Bank	15,000	1.00	(1)	9/20/20	2,050,130	(1,291,150)	758,980
Spain	JPMorgan Chase Bank	5,000	1.00	(1)	9/20/20	683,377	(217,246)	466,131
Thailand	Bank of America	4,000	1.00	(1)	9/20/15	(66,158)	(16,186)	(82,344)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	70,083	—	70,083
Thailand	Citibank NA	7,700	0.86		12/20/14	(97,192)	—	(97,192)
Thailand	Citibank NA	3,700	0.95		9/20/19	39,459	—	39,459
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(82,699)	(28,289)	(110,988)
Thailand	Deutsche Bank	10,000	1.00	(1)	3/20/15	(160,377)	(39,457)	(199,834)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(77,736)	(17,721)	(95,457)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(148,857)	(33,966)	(182,823)
Thailand	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(165,397)	(37,740)	(203,137)
Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	(50,111)	—	(50,111)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(82,698)	(18,852)	(101,550)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(82,698)	(26,954)	(109,652)
Tunisia	Barclays Bank PLC	3,700	1.00	(1)	9/20/17	403,308	(316,432)	86,876
Tunisia	Barclays Bank PLC	3,330	1.00	(1)	9/20/17	362,978	(299,005)	63,973
Tunisia	Citibank NA	3,990	1.00	(1)	9/20/17	434,919	(375,448)	59,471
Tunisia	Deutsche Bank	13,700	1.00	(1)	6/20/17	1,412,105	(1,005,284)	406,821
Tunisia	Deutsche Bank	7,390	1.00	(1)	6/20/17	761,734	(572,386)	189,348
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	730,282	(531,039)	199,243

58

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Tunisia	Goldman Sachs International	$7,430	1.00	%(1)	9/20/17	$809,850	$(619,843)	$190,007
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	730,316	(587,986)	142,330
Tunisia	JPMorgan Chase Bank	8,770	1.00	(1)	9/20/17	955,933	(807,416)	148,517
Tunisia	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	6/20/17	206,146	(154,799)	51,347
Tunisia	Nomura International PLC	5,700	1.00	(1)	12/20/17	654,077	(599,048)	55,029
Uruguay	Citibank NA	4,600	1.00	(1)	6/20/20	170,790	(268,017)	(97,227)
Uruguay	Deutsche Bank	9,200	1.00	(1)	6/20/20	341,580	(523,474)	(181,894)
iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC	EUR 42,420	1.00	(1)	12/20/17	1,894,982	(2,290,268)	(395,286)
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR 30,816	5.00	(1)	12/20/17	(3,804,309)	3,232,966	(571,343)

						$112,331,153	$(109,437,709)	$2,893,444

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $1,241,828,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of year end, serve as an indicator of the market's perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as "Defaulted" indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	–	Euro

59

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Cross-Currency Swaps
Counterparty	Notional Amount on Fixed Rate (Currency Received) (000's omitted)	Notional Amount on Floating Rate (Currency Delivered) (000's omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	TRY 17,118	$11,435	3-month USD-LIBOR-BBA	8.28%	8/11/20	$470,504
Bank of America	TRY 26,000	14,619	3-month USD-LIBOR-BBA	6.97	8/18/21	(836,896)
Barclays Bank PLC	TRY 60,000	40,080	3-month USD-LIBOR-BBA	8.25	8/11/20	1,712,985
Barclays Bank PLC	TRY 25,350	16,650	3-month USD-LIBOR-BBA	8.32	8/16/20	392,434
Citibank NA	TRY 25,000	16,700	3-month USD-LIBOR-BBA	8.20	8/11/20	758,094
Citibank NA	TRY 3,909	2,449	3-month USD-LIBOR-BBA	8.23	2/25/21	(143,172)
Credit Suisse International	TRY 4,446	2,498	3-month USD-LIBOR-BBA	6.90	8/18/21	(133,195)
Deutsche Bank	TRY 22,254	14,861	3-month USD-LIBOR-BBA	8.26	8/11/20	622,478
Deutsche Bank	TRY 14,321	8,996	3-month USD-LIBOR-BBA	8.20	2/24/21	(485,964)
Deutsche Bank	TRY 5,112	2,871	3-month USD-LIBOR-BBA	7.00	8/18/21	(174,533)
JPMorgan Chase Bank	TRY 27,000	18,012	3-month USD-LIBOR-BBA	8.29	8/11/20	708,436
JPMorgan Chase Bank	TRY 20,000	13,333	3-month USD-LIBOR-BBA	8.36	8/11/20	466,190
JPMorgan Chase Bank	TRY 10,000	5,610	3-month USD-LIBOR-BBA	6.96	8/18/21	(330,651)

						$3,026,710

TRY	–	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the year ended October 31, 2012 was as follows:

	Principal Amount of Contracts (000's omitted)	Premiums Received
Outstanding, beginning of year	INR —	$—
Options written	33,752,150	21,570,884

Outstanding, end of year	INR 33,752,150	$21,570,884

INR	–	Indian Rupee

At October 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

60

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, options on currencies and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions, and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfilio.

The Portfolio enters into swap contracts, over-the-counter options, forward foreign currency exchange contracts and forward commodity contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2012, the fair value, excluding upfront payments, of derivatives with credit-related contingent features in a net liability position was $184,026,446. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $56,321,427 at October 31, 2012.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options, forward commodity contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risks with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At October 31, 2012, the maximum amount of loss the Portfolio (and Subsidiary) would incur due to counterparty risk was $128,541,246, with the highest amount from any one counterparty being $21,999,512. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio (and Subsidiary) has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At October 31, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $103,040,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered Portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered Portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2012 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$7,188	$17,587,233	$1,311,533	$9,520,000
Net unrealized appreciation*	—	977,082	—	1,114,306	—
Receivable for open forward foreign currency exchange contracts	—	—	39,293,958	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	125,223,834	—	—	12,938,385	—

Total Asset Derivatives	$125,223,834	$984,270	$56,881,191	$15,364,224	$9,520,000

Written options outstanding, at value	$—	$—	$(9,567,459)	$—	$—
Net unrealized appreciation*	—	(137,165)	—	(2,193,522)	(10,176,242)
Payable for open forward commodity contracts	—	—	—	—	(9,488,742)
Payable for open forward foreign currency exchange contracts	—	—	(54,984,708)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(64,526,867)	—	—	(20,355,626)	—

Total Liability Derivatives	$(64,526,867)	$(137,165)	$(64,552,167)	$(22,549,148)	$(19,664,984)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day's variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

61

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2012 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Net realized gain (loss) —
Investment transactions	$—	$(9,239,369)	$(13,767,653)	$—	$(1,112,000)
Futures contracts	—	5,704,473	—	(51,626,988)	5,393,925
Swap contracts	3,729,981	—	—	(18,970,747)	—
Forward commodity contracts	—	—	—	—	(4,898,042)
Foreign currency and forward foreign currency exchange contract transactions	—	—	246,445,335	—	—

Total	$3,729,981	$(3,534,896)	$232,677,682	$(70,597,735)	$(616,117)

Change in unrealized appreciation (depreciation) — Investments	$—	$2,092,033	$8,054,641	$(3,282,019)	$965,120
Written options	—	—	12,003,425	—	—
Futures contracts	—	839,917	—	5,643,676	(7,785,363)
Swap contracts	(67,600,696)	—	—	(18,479,277)	—
Forward commodity contracts	—	—	—	—	5,219,655
Foreign currency and forward foreign currency exchange contracts	—	—	(69,561,208)	—	—

Total	$(67,600,696)	$2,931,950	$(49,503,142)	$(16,117,620)	$(1,600,588)

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31, 2012, which are indicative of the volume of these derivative types, were approximately $1,628,874,000, $207,528,000, $5,937,614,000 and $3,457,404,000, respectively.

The average principal amount of purchased currency option contracts, average notional amount of interest rate swaption contracts, and average number of purchased index options contracts and purchased commodity options contracts outstanding during the year ended October 31, 2012, which are indicative of the volume of these derivative types, were approximately $749,955,000, $99,600,000, 874,075,000 contracts and 222 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2012.

7  Reverse Repurchase Agreements

For the year ended October 31, 2012, the average borrowings under reverse repurchase agreements and the average annual interest rate were $3,204,249 and 0.20%, respectively. At October 31, 2012, the Portfolio did not have any open reverse repurchase agreements.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign

62

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Foreign Government Bonds	$—	$2,374,857,505		$—	$2,374,857,505
Foreign Corporate Bonds & Notes	—	3,876,433		—	3,876,433
Corporate Bonds & Notes	—	674,836		—	674,836
Collateralized Mortgage Obligations	—	105,909,704		—	105,909,704
Commercial Mortgage-Backed Securities	—	31,433,188		—	31,433,188
Mortgage Pass-Throughs	—	1,481,757,513		—	1,481,757,513
U.S. Government Agency Obligations	—	343,723,932		—	343,723,932
U.S. Treasury Obligations	—	2,271,562		—	2,271,562
Common Stocks	—	53,803,265	*	—	53,803,265
Precious Metals	481,546,225	—		—	481,546,225
Currency Call Options Purchased	—	16,920,723		—	16,920,723
Currency Put Options Purchased	—	666,510		—	666,510
Interest Rate Swaptions	—	1,311,533		—	1,311,533
Put Options Purchased	9,520,000	7,188		—	9,527,188
Short-Term Investments —
Foreign Government Securities	—	1,725,628,725		—	1,725,628,725
U.S. Treasury Obligations	—	154,406,629		—	154,406,629
Repurchase Agreements	—	650,212,248		—	650,212,248
Other	—	357,358,168		—	357,358,168

Total Investments	$491,066,225	$7,304,819,662		$—	$7,795,885,887
Forward Foreign Currency Exchange Contracts	$—	$39,293,958		$—	$39,293,958
Swap Contracts	—	138,162,219		—	138,162,219
Futures Contracts	2,091,388	—		—	2,091,388

Total	$493,157,613	$7,482,275,839		$—	$7,975,433,452

63

Global Macro Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Liability Description	Level 1	Level 2	Level 3	Total

Currency Call Options Written	$—	$(8,757,352)	$—	$(8,757,352)
Currency Put Options Written	—	(810,107)	—	(810,107)
Securities Sold Short	—	(718,066,182)	—	(718,066,182)
Forward Commodity Contracts	—	(9,488,742)	—	(9,488,742)
Forward Foreign Currency Exchange Contracts	—	(54,984,708)	—	(54,984,708)
Swap Contracts	—	(84,882,493)	—	(84,882,493)
Futures Contracts	(12,506,929)	—	—	(12,506,929)

Total	$(12,506,929)	$(876,989,584)	$—	$(889,496,513)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At October 31, 2012, there were no investments transferred between Level 1 and Level 2 during the year then ended.

64

Global Macro Portfolio

October 31, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2012, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the five years in the period then ended. These consolidated financial statements and consolidated supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio and subsidiary as of October 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2012

65

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2012

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 187 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 187 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

66

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years

Duncan W. Richardson 1957	President of the Trust	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Michael A. Cirami 1975	President of the Portfolio	Since 2012	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

67

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

68

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

69

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Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3041-12/12	GMSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/11	10/31/12
Audit Fees	$181,100	$186,360
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$29,180	$33,330
All Other Fees(3)	$900	$7,630

Total	$211,180	$227,320

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/11	10/31/12
Registrant	$30,080	$40,960
Eaton Vance(1)	$266,431	$566,619

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date: December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: December 20, 2012

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date: December 20, 2012